UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-07102

The Advisors’ Inner Circle Fund II
(Exact name of registrant as specified in charter)

________

101 Federal Street
Boston, Massachusetts 02110
 (Address of principal executive offices)

________

Michael Beattie, President
The Advisors’ Inner Circle Fund II
c/o SEI Corp.
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

________

Registrant’s telephone number, including area code: 1-877-446-3863
Date of Fiscal Year End: December 31
Date of Reporting Period: July 1, 2020 to June 30, 2021

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Item 1. Proxy Voting Record.

Attached are the proxy voting records for the following funds, each of which is a series of The Advisors’ Inner Circle Fund II:

Sprucegrove International Equity Fund
Sprucegrove International Equity Master Fund
(The Funds commenced operations March 31, 2021)

Non-Voting Fund

Sprucegrove International Equity Fund
The Sprucegrove International Equity Fund was not entitled to cast any proxy votes during the period of
July 1, 2020 to June 30, 2021. Accordingly, there are no proxy votes to report.

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
ADBRI LTD
Security ID: Q0103K103
Ticker: ABC
Meeting Date: 21-May-21
1.1	Re-election of Raymond Barro	Management	For	Voted - Abstain
1.2	Re-election of Ms Rhonda Barro	Management	For	Voted - Abstain
2	Adoption of Remuneration Report	Management	For	Voted - Abstain
3
Voting Exclusions Apply to This Meeting for Proposal 4 and Votes Cast by Any Individual Or Related Party Who Benefit from the Passing of the Proposal/s Will be Disregarded by the Company. Hence, If You Have Obtained Benefit Or Expect to Obtain Future Benefit (as Referred in the Company Announcement) Vote Abstain on the Relevant Proposal Items. by Doing So, You Acknowledge That You Have Obtained Benefit Or Expect to Obtain Benefit by the Passing of the Relevant Proposal/s. by Voting (for Or Against) on the Above Mentioned Proposal/s, You Acknowledge That You Have Not Obtained Benefit Neither Expect to Obtain Benefit by the Passing of the Relevant Proposal/s and You Comply with the Voting Exclusion
		Non-Voting		Non-Voting
AGGREKO PLC
Security ID: G0116S185
Ticker: AGK
Meeting Date: 22-Apr-21
1.1	Re-election of Ken Hanna	Management	For	Voted - For
1.2	Re-election of Chris Weston	Management	For	Voted - For
1.3	Re-election of Heath Drewett	Management	For	Voted - For
1.4	Re-election of Dame Nicola Brewer	Management	For	Voted - For
1.5	Re-election of Barbara Jeremiah	Management	For	Voted - For
1.6	Re-election of Uwe Krueger	Management	For	Voted - For
1.7	Re-election of Sarah Kuijlaars	Management	For	Voted - For
1.8	Re-election of Ian Marchant	Management	For	Voted - For
1.9	Re-election of Miles Roberts	Management	For	Voted - For
2	Receipt of Reports and Adoption of Accounts	Management	For	Voted - For
3	Approval of Annual Statement and the Annual Report on Remuneration	Management	For	Voted - For
4	Approval of Remuneration Policy	Management	For	Voted - For
5	Declaration of Dividend: to Declare A Final Dividend on the Company's Ordinary Shares of 10.00 Pence Per Ordinary Share	Management	For	Voted - For
6	Election of Mark Clare	Management	For	Voted - For
7
Re-appointment of Auditor: to Re-appoint KPMG LLP As Auditor of the Company to Hold Office from the Conclusion of the Meeting Until the Conclusion of the Next General Meeting at Which Accounts are Laid Before the Company
		Management	For	Voted - For

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

8	Authorise Audit Committee to Determine Remuneration of Auditor	Management	For	Voted - For
9	Authority to Allot Shares	Management	For	Voted - Against
10	Approval of Restricted Stock Plan	Management	For	Voted - For
11	Approval of Hybrid General Meetings	Management	For	Voted - For
12	Disapplication of Pre-emption Rights (customary)	Management	For	Voted - For
13	Disapplication of Pre-emption Rights (enhanced)	Management	For	Voted - Against
14	Purchase of Own Shares	Management	For	Voted - Against
15	General Meetings on 14 Clear Days' Notice	Management	For	Voted - For
Meeting Date: 26-Apr-21
1	Approve Recommended Cash Acquisition of Aggreko PLC by Albion Acquisitions Limited	Management	For	Voted - Against
2	Amend Articles of Association	Management	For	Voted - Against
3
2 Apr 2021: Please Note That This is A Revision Due to Change in Meeting Type to Ogm. If You Have Already Sent in Your Votes, Please Do Not Vote Again Unless You Decide to Amend Your Original Instructions. Thank You
		Non-Voting		Non-Voting
4	That the Scheme of Arrangement Dated 1 April 21, be Approved and the Directors be Authorised to Take All Necessary Actions for Carrying the Scheme Into Effect	Management	For	Voted - For
5
02 Apr 2021: Please Note That Abstain is Not A Valid Vote Option for This Meeting Type. Please Choose Between "for" and "against" Only. Should You Choose to Vote Abstain for This Meeting Then Your Vote Will be Disregarded by the Issuer Or Issuers Agent.
		Non-Voting		Non-Voting
6
02 Apr 2021: Please Note That This is A Revision Due to Addition of Comment. If You Have Already Sent in Your Votes, Please Do Not Vote Again Unless You Decide to Amend Your Original Instructions. Thank You
		Non-Voting		Non-Voting
AIA GROUP LTD
Security ID: Y002A1105
Ticker: 1299
Meeting Date: 20-May-21
1.1	To Re-elect Mr. Lee Yuan Siong As Executive Director of the Company	Management	For	Voted - For
1.2	To Re-elect Mr. Chung-kong Chow As Independent Non-executive Director of the Company	Management	For	Voted - For
1.3	To Re-elect Mr. John Barrie Harrison As Independent Non-executive Director of the Company	Management	For	Voted - For
1.4	To Re-elect Professor Lawrence Juen-yee Lau As Independent Non-executive Director of the Company	Management	For	Voted - For

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1.5	To Re-elect Mr. Cesar Velasquez Purisima As Independent Non-executive Director of the Company	Management	For	Voted - Against
2	To Receive the Audited Consolidated Financial Statements of the Company, the Report of the Directors and the Independent Auditor's Report for the Year Ended 31 December 2020	Management	For	Voted - For
3	To Declare A Final Dividend of 100.30 Hong Kong Cents Per Share for the Year Ended 31 December 2020	Management	For	Voted - For
4	To Re-appoint PricewaterhouseCoopers As Auditor of the Company and to Authorise the Board of Directors of the Company to Fix Its Remuneration	Management	For	Voted - Abstain
5
To Grant A General Mandate to the Directors to Allot, Issue and Deal with Additional Shares of the Company, Not Exceeding 10 Per Cent of the Number of Shares of the Company in Issue As at the Date of This Resolution, and the Discount for Any Shares to be Issued Shall Not Exceed 10 Per Cent to the Benchmarked Price
		Management	For	Voted - Against
6	To Grant A General Mandate to the Directors to Buy Back Shares of the Company, Not Exceeding 10 Per Cent of the Number of Shares of the Company in Issue As at the Date of This Resolution	Management	For	Voted - For
7
Please Note That the Company Notice and Proxy Form are Available by Clicking on the Url Links: Https://www1.hkexnews.hk/listedco/listconews/sehk/20 21/0408/2021040800938.pdf and Https://www1.hkexnews.hk/listedco/listconews/sehk/20 21/0408/2021040800946.pdf
		Non-Voting		Non-Voting
8	Please Note in the Hong Kong Market That A Vote of 'abstain' Will be Treated the Same As A 'take No Action' Vote	Non-Voting		Non-Voting
AIR LIQUIDE SA
Security ID: F01764103
Ticker: AI
Meeting Date: 04-May-21
1	Approval of the Corporate Financial Statements for the Financial Year Ended 31 December 2020	Management	For	Voted - For
2	Approval of the Consolidated Financial Statements for the Financial Year Ended 31 December 2020	Management	For	Voted - For
3	Allocation of Income for the Financial Year 2020; Setting of the Dividend	Management	For	Voted - For
4	18-month Authorization Granted to the Board of Directors to Allow the Company to Trade in Its Own Shares	Management	For	Voted - Against
5	Renewal of the Term of Office of Mr. Xavier Huillard As Director	Management	For	Voted - For
6	Appointment of Mr. Pierre Breber As Director of the Company	Management	For	Voted - For
7	Appointment of Mr. Aiman Ezzat As Director of the Company	Management	For	Voted - For

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

8	Appointment of Mr. Bertrand Dumazy As Director of the Company	Management	For	Voted - For
9	Statutory Auditors' Special Report on the Agreements Referred to in Articles L. 225-38 and Following of the French Commercial Code	Management	For	Voted - For
10	Approval of the Compensation Elements Paid During Or Awarded for the Financial Year Ended 31 December 2020 to Mr. Benoit Potier	Management	For	Voted - Against
11	Approval of the Information Relating to the Compensation of the Corporate Officers Referred to in Article L. 22-10-9 I of the French Commercial Code	Management	For	Voted - Against
12	Approval of the Compensation Policy Applicable to Executive Corporate Officers	Management	For	Voted - Against
13	Approval of the Compensation Policy Applicable to Directors	Management	For	Voted - For
14	Authorisation Granted to the Board of Directors for 24 Months to Reduce the Capital by Cancelling Treasury Shares	Management	For	Voted - For
15
Delegation of Authority Granted to the Board of Directors for 26 Months in Order to Increase the Share Capital by Issuing Common Shares Or Transferable Securities Granting Access, Immediately And/or in the Future, to the Company's Capital, with Retention of Shareholders' Pre-emptive Subscription Rights for A Maximum Nominal Amount of 470 Million Euros
		Management	For	Voted - Against
16	Authorisation Granted for 26 Months to the Board of Directors in Order to Increase, in the Event of Excess Demand, the Amount of Issues of Shares Or Transferable Securities)	Management	For	Voted - Against
17
Delegation of Authority Granted for 26 Months to the Board of Directors in Order to Proceed with Capital Increases with Cancellation of the Pre-emptive Subscription Right Reserved for Members of A Company Or Group Savings Plan
		Management	For	Voted - For
18
Delegation of Authority Granted for 18 Months to the Board of Directors in Order to Proceed with Capital Increases with Cancellation of the Pre-emptive Subscription Right Reserved for A Category of Beneficiaries
		Management	For	Voted - For
19	Powers to Carry Out Formalities	Management	For	Voted - For
20
The Following Applies to Shareholders That Do Not Hold Shares Directly with A French Custodian: Proxy Cards: Voting Instructions Will be Forwarded to the Global Custodians on the Vote Deadline Date. in Capacity As Registered Intermediary, the Global Custodians Will Sign the Proxy Cards and Forward Them to the Local Custodian. If You Request More Information, Please Contact Your Client Representative.
		Non-Voting		Non-Voting
21
Following Changes in the Format of Proxy Cards for French Meetings, Abstain is Now A Valid Voting Option. for Any Additional Items Raised at the Meeting the Voting Option Will Default to 'against', Or for Positions Where the Proxy Card is Not Completed by Broadridge, to the Preference of Your Custodian.
		Non-Voting		Non-Voting

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

22
18 Feb 2021: Please Note That Shareholder Details are Required to Vote at This Meeting. If No Shareholder Details are Provided, Your Instruction May Carry A Heightened Risk of Being Rejected. Please Note That If You Hold Crest Depository Interests (cdis) and Participate at This Meeting, You (or Your Crest Sponsored Member/custodian) Will be Required to Instruct A Transfer of the Relevant Cdis to the Escrow Account Specified in the Associated Corporate Event in the Crest System. This Transfer Will Need to be Completed by the Specified Crest System Deadline. Once This Transfer Has Settled, the Cdis Will be Blocked in the Crest System. the Cdis Will be Released from Escrow As Soon As Practicable on the Business Day Prior to Meeting Date Unless Otherwise Specified. in Order for A Vote to be Accepted, the Voted Position Must be Blocked in the Required Escrow Account in the Crest System. by Voting on This Meeting, Your Crest Sponsored Member/custodian May Use Your Vote Instruction As the Authorization to Take the Necessary Action Which Will Include Transferring Your Instructed Position to Escrow. Please Contact Your Crest Sponsored Member/custodian Directly for Further Information on the Custody Process and Whether Or Not They Require Separate Instructions from You. Thank You
	Non-Voting	Non-Voting
23
Please Note That Due to the Current Covid19 Crisis and in Accordance with the Provisions Adopted by the French Government Under Law No. 2020-1379 of November 14, 2020, Extended and Modified by Law No 2020-1614 of December 18, 2020 the General Meeting Will Take Place Behind Closed Doors Without the Physical Presence of the Shareholders. to Comply with These Laws, Please Do Not Submit Any Requests to Attend the Meeting in Person. Should This Situation Change, the Company Encourages All Shareholders to Regularly Consult the Company Website
	Non-Voting	Non-Voting
24
18 Feb 2021: Please Note That Important Additional Meeting Information is Available by Clicking on the Material Url Link: Https://www.journal-officiel.gouv.fr/balo/document/2 02102172100163-21: Revision Due to Addition of Comment. If You Have Already Sent in Your Votes, Please Do Not Vote Again Unless You Decide to Amend Your Original Instructions. Thank You
	Non-Voting	Non-Voting
25
Intermediary Clients Only - Please Note That If You are Classified As an Intermediary Client Under the Shareholder Rights Directive II, You Should be Providing the Underlying Shareholder Information at the Vote Instruction Level. If You are Unsure on How to Provide This Level of Data to Broadridge Outside of Proxyedge, Please Speak to Your Dedicated Client Service Representative for Assistance. Thank You
	Non-Voting	Non-Voting

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

AMBEV S.A.
Security ID: 02319V103
Ticker: ABEV
Meeting Date: 29-Apr-21
1
To Determine the Managers' Overall Compensation for the Year of 2021, in the Annual Amount of Up to R$ 123,529,137.63, Including Expenses Related to the Recognition of the Fair Amount of (x) the Stock Options That the Company Intends to Grant in the Fiscal Year, and (y) the Compensation Based on Shares That the Company Intends to Execute in the Fiscal Year.
		Management	For	Voted - Against
2
To Determine the Overall Compensation of the Fiscal Council's Members for the Year of 2021, in the Annual Amount of Up to R$ 1,845,504.00, with Alternate Members' Compensation Corresponding to Half of the Amount Received by the Effective Members, in Accordance with the Management Proposal.
		Management	For	Voted - For
3
To Approve the Amendment of the Heading of Article 2 of the Bylaws to Reflect the Change in the Management Body Responsible for Deciding on the Opening, Maintenance and Closure of Branches, Offices, Deposits Or Representation Agencies of the Company, According to Exhibit B.i of the Management Proposal.
		Management	For	Voted - For
4
To Approve the Amendment of Items "b", "h", "i" and "m" and Include Items "o" and "p", All of Article 3 of the Bylaws, to Detail in the Corporate Purpose Ancillary Activities to the Company's Main Activities, According to Exhibit B.i of the Management Proposal.
		Management	For	Voted - For
5
To Approve the Amendment of the Heading of Article 5 of the Bylaws in Order to Reflect the Capital Increases Approved by the Board of Directors, Within the Authorized Capital Limit Until the Date of the Shareholders' Meeting, According to Exhibit B.i of the Management Proposal.
		Management	For	Voted - For
6
To Approve the Amendment of Item "s" of Article 21 of the Bylaws in Order to Specify the Competence of the Board of Directors to Decide on the Participation of the Company in Other Companies and Ventures, According to Exhibit B.i of the Management Proposal.
		Management	For	Voted - For
7	In View of the Proposed Amendments to the Bylaws Described Above, to Approve the Consolidation of the Company's Bylaws, According to the Management Proposal.	Management	For	Voted - For

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

8
Controller Slate - Fiscal Council: José Ronaldo Vilela Rezende, Elidie Palma Bifano, Emanuel Sotelino Schifferle (alternate) Eduardo Rogatto Luque (alternate). You Can Only Vote in Favor of Either 3a Or 3b.
		Management	For	Voted - Against
9
Separate Election of the Fiscal Council - Candidates Nominated by Minority Shareholders: Vinicius Balbino Bouhid, Carlos Tersandro Fonseca Adeodato (alternate). You Can Only Vote in Favor of Either 3a Or 3b.
		Management	For	Voted - For
10	To Analyze and Approve the Management Accounts, with Examination, Discussion and Voting on the Financial Statements Related to the Fiscal Year Ended December 31, 2020.	Management	For	Voted - For
11
To Resolve on the Allocation of the Net Profits for the Fiscal Year Ended December 31, 2020 and Ratification of the Payments of Interest on Own Capital and Dividends Related to the Fiscal Year Ended December 31, 2020, Approved by the Board of Directors at the Meetings Held, Respectively, on December 9 and December 21, 2020.
		Management	For	Voted - For
ANGLO AMERICAN PLC
Security ID: G03764134
Ticker: AAL
Meeting Date: 05-May-21
1.1	To Elect Elisabeth Brinton As A Director of the Company	Management	For	Voted - For
1.2	To Elect Hilary Maxson As A Director of the Company with Effect from 1 June 2021	Management	For	Voted - For
1.3	To Re-elect Ian Ashby As A Director of the Company	Management	For	Voted - For
1.4	To Re-elect Marcelo Bastos As A Director of the Company	Management	For	Voted - For
1.5	To Re-elect Stuart Chambers As A Director of the Company	Management	For	Voted - For
1.6	To Re-elect Mark Cutifani As A Director of the Company	Management	For	Voted - For
1.7	To Re-elect Byron Grote As A Director of the Company	Management	For	Voted - For
1.8	To Re-elect Hixonia Nyasulu As A Director of the Company	Management	For	Voted - For
1.9	To Re-elect Nonkululeko Nyembezi As A Director of the Company	Management	For	Voted - For
1.10	To Re-elect Tony O'neill As A Director of the Company	Management	For	Voted - For
1.11	To Re-elect Stephen Pearce As A Director of the Company	Management	For	Voted - For
1.12	To Re-elect Anne Stevens As A Director of the Company	Management	For	Voted - For
2	To Receive the Financial Statements of the Company and the Group and the Reports of the Directors and Auditors for the Year Ended 31 December 2020	Management	For	Voted - For

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3	To Declare A Final Dividend of 72 Us Cents Per Ordinary Share, Payable on 7 May 2021 to Those Shareholders Registered at the Close of Business on 19 March 2021	Management	For	Voted - For
4	To Re-appoint PricewaterhouseCoopers LLP As Auditor of the Company for the Ensuing Year	Management	For	Voted - For
5	To Authorise the Directors to Determine the Remuneration of the Auditor	Management	For	Voted - For
6	To Approve the Implementation Report Section of the Directors' Remuneration Report Set Out in the Integrated Annual Report for the Year Ended 31 December 2020	Management	For	Voted - For
7
To Resolve That the Directors be Generally and Unconditionally Authorised Pursuant to and in Accordance with Section 551 of the Companies Act 2006 to Exercise All the Powers of the Company to Allot Shares in the Company Or Grant Rights to Subscribe For, Or to Convert Any Security Into, Shares of the Company Up to A Nominal Value of Usd 37,448,261.45 Million, Which Represents Not More Than 5% of the Total Issued Share Capital of the Company As at 2 March 2021. This Authority Shall Expire at the Earlier of the Conclusion of the Annual General Meeting in 2022 Or at the Close of Business on 30 June 2022 (whichever is Earlier). Such Authority Shall be in Substitution for All Previous Authorities Pursuant to Section 551 of the Companies Act 2006
		Management	For	Voted - For
8
To Resolve That Subject to the Passing of Resolution 18 Above, the Directors be Authorised to Allot Shares Wholly for Cash Pursuant to the Authority Granted by Resolution 18 Above and to Sell Treasury Shares Wholly for Cash, in Each Case - A) in Connection with A Pre-emptive Offer; and B) Otherwise Than in Connection with A Pre-emptive Offer, Up to A Nominal Value of Usd 18,724,130.73 Million, Which Represents No More Than 2.5% of the Total Issued Ordinary Share Capital of the Company, in Issue at 2 March 2021 - As If Section 561(1) of the Companies Act 2006 Did Not Apply to Any Such Allotment. This Authority Shall Expire at the Earlier of the Conclusion of the Annual General Meeting in 2022 Or the Close of Business on 30 June 2022 But So That the Company May, Before Such Expiry, Make Offers and Enter Into Agreements Which Would, Or Might, Require Equity Securities to be Allotted and Treasury Shares to be Sold After the Authority Given by This Resolution Has Expired and the Directors May Allot Equity Securities and Sell Treasury Shares Under Any Such Offer Or Agreement As If the Authority Had Not Expired. Such Authority Shall be in Substitution for All Previous Authorities Pursuant to Section 561 of the Companies Act 2006
		Management	For	Voted - Against

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

9
To Resolve That the Company be and is Generally and Unconditionally Authorised for the Purpose of Section 701 of the Companies Act 2006 to Make Market Purchases (within the Meaning of Section 693 of the Companies Act 2006) of Ordinary Shares of 5486/91 Us Cents Each in the Capital of the Company Provided That: A) the Maximum Number of Ordinary Shares of 5486/91 Us Cents Each in the Capital of the Company Authorised to be Acquired is 204,331,400 Million; B) the Minimum Price Which May be Paid for an Ordinary Share is 5486/91 Us Cents, Which Amount Shall be Exclusive of Expenses; C) the Maximum Price Which May be Paid for an Ordinary Share is an Amount (exclusive of Expenses) Equal to the Higher of (i) 105% of the Average of the Middle Market Quotation for an Ordinary Share, As Derived from the London Stock Exchange Daily Official List, for the Five Business Days Immediately Preceding the Day on Which Such Ordinary Share is Contracted to be Purchased; and (ii) the Higher of the Price of the Last Independent Trade and the Highest Current Bid on the Trading Venues Where the Purchase is Carried Out; and D) the Authority Hereby Conferred Shall Expire at the Conclusion of the Annual General Meeting of the Company to be Held in 2022 (except in Relation to the Purchase of Ordinary Shares the Contract for Which Was Concluded Before the Expiry of Such Authority and Which Might be Executed Wholly Or Partly After Such Expiry) Unless Such Authority is Renewed Prior to Such Time
		Management	For	Voted - Against
10
To Resolve That, with Effect from 23:59 (uk Time) on the Day of the Anglo American PLC 2021 Annual General Meeting, the Articles of Association Produced to the Meeting and Initialled by the Chairman of the Meeting for the Purposes of Identification be Adopted As the Articles of Association of the Company in Substitution For, and to the Exclusion Of, the Existing Articles of Association
		Management	For	Voted - For
11	To Resolve That A General Meeting Other Than an Annual General Meeting May be Called on Not Less Than 14 Clear Days' Notice	Management	For	Voted - Against
12	To Approve the Scheme of Arrangement Contained in the Notice of Court Meeting Dated 8 April 2021	Management	For	Voted - For
13
Please Note That Abstain is Not A Valid Vote Option for This Meeting Type. Please Choose Between "for" and "against" Only. Should You Choose to Vote Abstain for This Meeting Then Your Vote Will be Disregarded by the Issuer Or Issuers Agent.
		Non-Voting		Non-Voting
14
To Approve: A) the Reduction of the Share Premium Account of Anglo American PLC by Usd1,800,000,000 and the Repayment of Part of Such Amount to be Satisfied by Anglo American PLC Transferring the Entire Issued Share Capital of Thungela Resources Limited to Anglo American PLC Shareholders at the Demerger Record Time of One Thungelo Resources Limited Share for Every Ten Anglo American PLC Shares Held by Them; B) the Authorisction of the Directors of Anglo American PLC to Take the Necessary Actions to Carry the Scheme Into Effect; and C) the Amendments to the Anglo American PLC Articles of Association in Connection with (a) Above As Set Out in the Notice of Anglo American PLC General Meeting
		Management	For	Voted - For

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

BASF SE
Security ID: D06216317
Ticker: BFA
Meeting Date: 29-Apr-21
1.1	Elect Liming Chen to the Supervisory Board	Management	For	Voted - For
2	Approve Allocation of Income and Dividends of Eur 3.30 Per Share	Management	For	Voted - For
3	Approve Discharge of Supervisory Board for Fiscal Year 2020	Management	For	Voted - For
4	Approve Discharge of Management Board for Fiscal Year 2020	Management	For	Voted - For
5	Ratify KPMG Ag As Auditors for Fiscal Year 2021	Management	For	Voted - Against
6
07 Apr 2021: Please Note That This is A Revision Due to Change in Record Date from 21 Apr 2021 to 22 Apr 2021 and Addition of Comment. If You Have Already Sent in Your Votes, Please Do Not Vote Again Unless You Decide to Amend Your Original Instructions. Thank You
		Non-Voting		Non-Voting
7
07 Apr 2021: Please Note That If You Hold Crest Depository Interests (cdis) and Participate at This Meeting, You (or Your Crest Sponsored Member/custodian) Will be Required to Instruct A Transfer of the Relevant Cdis to the Escrow Account Specified in the Associated Corporate Event in the Crest System. This Transfer Will Need to be Completed by the Specified Crest System Deadline. Once This Transfer Has Settled, the Cdis Will be Blocked in the Crest System. the Cdis Will be Released from Escrow As Soon As Practicable on the Business Day Prior to Meeting Date Unless Otherwise Specified. in Order for A Vote to be Accepted, the Voted Position Must be Blocked in the Required Escrow Account in the Crest System. by Voting on This Meeting, Your Crest Sponsored Member/custodian May Use Your Vote Instruction As the Authorization to Take the Necessary Action Which Will Include Transferring Your Instructed Position to Escrow. Please Contact Your Crest Sponsored Member/custodian Directly for Further Information on the Custody Process and Whether Or Not They Require Separate Instructions from You
		Non-Voting		Non-Voting

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

8	Please Note That Shareholder Details are Required to Vote at This Meeting. If No Shareholder Details are Provided, Your Instruction May Carry A Heightened Risk of Being Rejected. Thank You	Non-Voting	Non-Voting
9
From 10th February, Broadridge Will Code All Agendas for German Meetings in English Only. If You Wish to See the Agenda in German, This Will be Made Available As A Link Under the 'material Url' Dropdown at the Top of the Ballot. the German Agendas for Any Existing Or Past Meetings Will Remain in Place. for Further Information, Please Contact Your Client Service Representative
		Non-Voting	Non-Voting
10
Please Note That Following the Amendment to Paragraph 21 of the Securities Trade Act on 9th July 2015 and the Over-ruling of the District Court in Cologne Judgment from 6th June 2012 the Voting Process Has Now Changed with Regard to the German Registered Shares. As A Result, It is Now the Responsibility of the End-investor (i.e. Final Beneficiary) and Not the Intermediary to Disclose Respective Final Beneficiary Voting Rights Therefore the Custodian Bank / Agent in the Market Will be Sending the Voting Directly to Market and It is the End Investors Responsibility to Ensure the Registration Element is Complete with the Issuer Directly, Should They Hold More Than 3 % of the Total Share Capital
		Non-Voting	Non-Voting
11
The Vote/registration Deadline As Displayed on Proxyedge is Subject to Change and Will be Updated As Soon As Broadridge Receives Confirmation from the Sub Custodians Regarding Their Instruction Deadline. for Any Queries Please Contact Your Client Services Representative.
		Non-Voting	Non-Voting
12
According to German Law, in Case of Specific Conflicts of Interest in Connection with Specific Items of the Agenda for the General Meeting You are Not Entitled to Exercise Your Voting Rights. Further, Your Voting Right Might be Excluded When Your Share in Voting Rights Has Reached Certain Thresholds and You Have Not Complied with Any of Your Mandatory Voting Rights Notifications Pursuant to the German Securities Trading Act (wphg). for Questions in This Regard Please Contact Your Client Service Representative for Clarification. If You Do Not Have Any Indication Regarding Such Conflict of Interest, Or Another Exclusion from Voting, Please Submit Your Vote As Usual.
		Non-Voting	Non-Voting
13
Further Information on Counter Proposals Can be Found Directly on the Issuer's Website (please Refer to the Material Url Section of the Application). If You Wish to Act on These Items, You Will Need to Request A Meeting Attend and Vote Your Shares Directly at the Company's Meeting. Counter Proposals Cannot be Reflected in the Ballot on Proxyedge.
		Non-Voting	Non-Voting

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

14	Receive Financial Statements and Statutory Reports for Fiscal Year 2020	Non-Voting	Non-Voting
BAYERISCHE MOTOREN WERKE AG
Security ID: D12096109
Ticker: BMW
Meeting Date: 12-May-21
1.1	Elect Marc Bitzer to the Supervisory Board	Management	For	Voted - For
1.2	Elect Rachel Empey to the Supervisory Board	Management	For	Voted - For
1.3	Elect Christoph Schmidt to the Supervisory Board	Management	For	Voted - For
2	Approve Allocation of Income and Dividends of Eur 1.90 Per Ordinary Share and Eur 1.92 Per Preferred Share	Management	For	Voted - For
3	Approve Discharge of Management Board for Fiscal Year 2020	Management	For	Voted - For
4	Approve Discharge of Supervisory Board for Fiscal Year 2020	Management	For	Voted - For
5	Ratify PricewaterhouseCoopers Gmbh As Auditors for Fiscal Year 2021	Management	For	Voted - For
6	Approve Remuneration Policy	Management	For	Voted - For
7	Approve Remuneration of Supervisory Board	Management	For	Voted - For
8	Amend Articles Re: Participation of Supervisory Board Members in the Annual General Meeting by Means of Audio and Video Transmission	Management	For	Voted - For
9	Amend Articles Re: Proof of Entitlement	Management	For	Voted - For
10	Amend Articles Re: Participation and Voting Rights	Management	For	Voted - For
11	Amend Affiliation Agreement with Bmw Bank Gmbh	Management	For	Voted - For
12	Please Note That Shareholder Details are Required to Vote at This Meeting. If No Shareholder Details are Provided, Your Instruction May Carry A Heightened Risk of Being Rejected. Thank You	Non-Voting		Non-Voting
13
From 10th February, Broadridge Will Code All Agendas for German Meetings in English Only. If You Wish to See the Agenda in German, This Will be Made Available As A Link Under the 'material Url' Dropdown at the Top of the Ballot. the German Agendas for Any Existing Or Past Meetings Will Remain in Place. for Further Information, Please Contact Your Client Service Representative
		Non-Voting		Non-Voting
14	Please Note That These Shares Have No Voting Rights, Should You Wish to Attend the Meeting Personally, You May Apply for an Entrance Card	Non-Voting		Non-Voting
15
According to German Law, in Case of Specific Conflicts of Interest in Connection with Specific Items of the Agenda for the General Meeting You are Not Entitled to Exercise Your Voting Rights. Further, Your Voting Right Might be Excluded When Your Share in Voting Rights Has Reached Certain Thresholds and You Have Not Complied with Any of Your Mandatory Voting Rights Notifications Pursuant to the German Securities Trading Act (wphg). for Questions in This Regard Please Contact Your Client Service Representative for Clarification. If You Do Not Have Any Indication Regarding Such Conflict of Interest, Or Another Exclusion from Voting, Please Submit Your Vote As Usual
		Non-Voting		Non-Voting

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

16
Information on Counter Proposals Can be Found Directly on the Issuer's Website (please Refer to the Material Url Section of the Application). If You Wish to Act on These Items, You Will Need to Request A Meeting Attend and Vote Your Shares Directly at the Company's Meeting. Counter Proposals Cannot be Reflected on the Ballot on Proxyedge
		Non-Voting	Non-Voting
17	Receive Financial Statements and Statutory Reports for Fiscal Year 2020	Non-Voting	Non-Voting
BREMBO SPA
Security ID: T2204N116
Ticker: BRE
Meeting Date: 22-Apr-21
1
To Approve the Company Balance Sheet As of 31 December 2020 Together with Board of Directors, Internal and External Auditors Reports and the Certificate of the Executive Officer. Resolutions Related Thereto
		Management	For	Voted - For
2	To Allocate the Net Income. Resolutions Related Thereto	Management	For	Voted - For
3	To Authorize the Purchase and Disposal of Own Shares. Resolutions Related Thereto	Management	For	Voted - For
4
Report on the Remuneration Policy for Financial Year 2021 and on the Emolument Paid on 2020: to Analyze Section I of the 2021 Rewarding Policy, As Per Art. 123 Ter of the D. Lgs. 24 February 1998, N. 58, Item 3. Resolutions As Per Art. 123-ter of the D. Lgs. 24 February 1998, N. 58., Item 3 Bis and 3 Ter
		Management	For	Voted - For
5
Report on the Remuneration Policy for Financial Year 2021 and on the Emolument Paid on 2020: to Analyze Section II, As Per Art. 123 Ter of the D. Lgs. 24 February 1998, N. 58., Item 4. Resolutions As Per Art. 123-ter of the D. Lgs. 24 February 1998, N. 58., Item 6
		Management	For	Voted - Against
6	To Appoint External Auditors for the Period 2022 2030 and to State Their Emolument. Resolutions Related Thereto	Management	For	Voted - For
7	To Amend Art. 1 and 4 of the Company Bylaw: to Amend the Corporate Purpose (art. 4)	Management	For	Voted - For
8	To Amend Art. 1 and 4 of the Company Bylaw: to Amend the Company Name (art. 1)	Management	For	Voted - For
9	Please Note That Beneficial Owner Details is Required for This Meeting. If No Beneficial Owner Details is Provided, Your Instruction May be Rejected. Thank You.	Non-Voting		Non-Voting

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

10	Please Note That Shareholder Details are Required to Vote at This Meeting. If No Shareholder Details are Provided, Your Instruction May Carry A Heightened Risk of Being Rejected. Thank You	Non-Voting	Non-Voting
11
Intermediary Clients Only - Please Note That If You are Classified As an Intermediary Client Under the Shareholder Rights Directive II, You Should be Providing the Underlying Shareholder Information at the Vote Instruction Level. If You are Unsure on How to Provide This Level of Data to Broadridge Outside of Proxyedge, Please Speak to Your Dedicated Client Service Representative for Assistance
		Non-Voting	Non-Voting
12
12 Apr 2021: Please Refer to the Agenda Team with the Notice to Establish If We Can Process This Event by Simply Adding A Note Around 'dissenters Rights' Or If We Need to Close This Event As A Non-proxy Event / Corporate Action. the Agenda Team Will Determine This from the Notice
		Non-Voting	Non-Voting
13
12 Apr 2021: Please Note That This is A Revision Due to Addition of Comment. If You Have Already Sent in Your Votes, Please Do Not Vote Again Unless You Decide to Amend Your Original Instructions. Thank You.
		Non-Voting	Non-Voting
CARNIVAL PLC
Security ID: G19081101
Ticker: CCL
Meeting Date: 20-Apr-21
1.1	Re-elect Micky Arison As Director of Carnival Corporation and As A Director of Carnival PLC	Management	For	Voted - For
1.2	Re-elect Sir Jonathon Band As Director of Carnival Corporation and As A Director of Carnival PLC	Management	For	Voted - For
1.3	Re-elect Jason Cahilly As Director of Carnival Corporation and As A Director of Carnival PLC	Management	For	Voted - For
1.4	Re-elect Helen Deeble As Director of Carnival Corporation and As A Director of Carnival PLC	Management	For	Voted - For
1.5	Re-elect Arnold Donald As Director of Carnival Corporation and As A Director of Carnival PLC	Management	For	Voted - For
1.6	Elect Jeffery Gearhart As Director of Carnival Corporation and As A Director of Carnival PLC	Management	For	Voted - For
1.7	Re-elect Richard Glasier As Director of Carnival Corporation and As A Director of Carnival PLC	Management	For	Voted - For
1.8	Re-elect Katie Lahey As Director of Carnival Corporation and As A Director of Carnival PLC	Management	For	Voted - For
1.9	Re-elect Sir John Parker As Director of Carnival Corporation and As A Director of Carnival PLC	Management	For	Voted - For
1.10	Re-elect Stuart Subotnick As Director of Carnival Corporation and As A Director of Carnival PLC	Management	For	Voted - For

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1.11	Re-elect Laura Weil As Director of Carnival Corporation and As A Director of Carnival PLC	Management	For	Voted - For
1.12	Re-elect Randall Weisenburger As Director of Carnival Corporation and As A Director of Carnival PLC	Management	For	Voted - For
2	Advisory Vote to Approve Executive Compensation	Management	For	Voted - Against
3	Approve Remuneration Report	Management	For	Voted - Against
4
Reappoint PricewaterhouseCoopers LLP As Independent Auditors of Carnival PLC Ratify the Selection of the U.S. Firm of PricewaterhouseCoopers LLP As the Independent Registered Public Accounting Firm of Carnival Corporation
		Management	For	Voted - Against
5	Authorise the Audit Committee of Carnival PLC to Fix Remuneration of Auditors	Management	For	Voted - For
6	Accept Financial Statements and Statutory Reports	Management	For	Voted - For
7	Authorise Issue of Equity	Management	For	Voted - Against
8	Authorise Issue of Equity Without Pre-emptive Rights	Management	For	Voted - For
9	Authorise Market Purchase of Ordinary Shares	Management	For	Voted - Against
10	Amend 2020 Stock Plan	Management	For	Voted - For
CRH PLC
Security ID: G25508105
Ticker: CRH
Meeting Date: 29-Apr-21
1.1	To Re-elect the Following Director: Mr. R. Boucher	Management	For	Voted - For
1.2	To Re-elect the Following Director: Ms. C. Dowling	Management	For	Voted - For
1.3	To Re-elect the Following Director: Mr. R. Fearon	Management	For	Voted - For
1.4	To Re-elect the Following Director: Mr. J. Karlstrom	Management	For	Voted - For
1.5	To Re-elect the Following Director: Mr. S. Kelly	Management	For	Voted - For
1.6	To Re-elect the Following Director: Mr. L. Mckay	Management	For	Voted - For
1.7	To Re-elect the Following Director: Mr. A. Manifold	Management	For	Voted - For
1.8	To Re-elect the Following Director: Ms. G.l. Platt	Management	For	Voted - For
1.9	To Re-elect the Following Director: Ms. M.k. Rhinehart	Management	For	Voted - For
1.10	To Re-elect the Following Director: Ms. S. Talbot	Management	For	Voted - For
2	To Review the Company's Affairs and Consider the Company's Financial Statements and the Reports of the Directors (including the Governance Appendix1) and Auditors for the Year Ended 31 December 2020	Management	For	Voted - For
3	To Declare A Dividend on the Ordinary Shares	Management	For	Voted - For
4
To Consider the 2020 Directors' Remuneration Report (excluding the 2019 Directors' Remuneration Policy Summary Section), the Full Text of Which is Set Out on Pages 74 to 99 of the 2020 Annual Report and Form 20-f
		Management	For	Voted - For
5	To Authorise the Directors to Fix the Remuneration of the Auditors	Management	For	Voted - For
6	To Consider the Continuation of Deloitte Ireland LLP As Auditors of the Company Until the Conclusion of the Next Annual General Meeting of the Company	Management	For	Voted - For

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

7
To Consider And, If Thought Fit, to Pass As an Ordinary Resolution the Following Resolution to Renew the Annual Authority to Allot Unissued Share Capital of the Company: That, in Accordance with the Powers, Provisions and Limitations of Article 11(d) of the Articles of Association of the Company, the Directors be and They are Hereby Authorised to Allot Relevant Securities (within the Meaning of Section 1021 of the Companies Act 2014): (a) Up to an Aggregate Nominal Value of Eur 83,966,000; and (b) Up to A Further Aggregate Nominal Amount of Eur 43,255,000 Provided That Any Ordinary Shares Allotted Pursuant to This Authority are Offered by Way of A Rights Issue Or Other Pre-emptive Issue to the Holders of Ordinary Shares to the Extent Permitted by Paragraph (b) in Resolution 8 in the Notice of This Meeting. This Authority Shall Expire at the Close of Business on the Earlier of the Date of the Annual General Meeting in 2022 Or 28 July 2022
	Management	For	Voted - Against
8
To Consider And, If Thought Fit, to Pass As A Special Resolution the Following Resolution to Renew the Annual Authority to Disapply Statutory Pre-emption Rights to Allow the Directors to Allot New Shares for Cash Equivalent to 5% of the Issued Ordinary Share Capital As at 3 March 2021 and Allow the Directors to Disapply Pre-emption Rights in A Rights Issue Or Other Pre-emptive Issue in Order to Accommodate Any Regulatory Restrictions in Certain Jurisdictions: That the Directors be and They are Hereby Empowered to Allot Equity Securities (within the Meaning of Section 1023 of the Companies Act 2014) for Cash to the Extent Permitted by Resolution 7 in the Notice of This Meeting Provided That This Authority May Only be Used For: (a) the Allotment of Equity Securities Up to A Nominal Value of Eur 12,722,000 Except That This Limit Shall be Reduced by the Nominal Value of All Treasury Shares (as Defined in Section 1078 of the Companies Act 2014) Reissued While This Authority Remains Operable; And/or (b) the Allotment of Equity Securities by Way of A Rights Issue Or Other Pre-emptive Issue to the Holders of Ordinary Shares in Accordance with Article 11(e) of the Articles of Association of the Company on the Basis That the Reference to A Rights Issue in Article 11(e) Shall Include Rights Issues and Other Pre-emptive Issues. This Authority Shall Expire at the Close of Business on the Earlier of the Date of the Annual General Meeting in 2022 Or 28 July 2022
	Management	For	Voted - For
9
Subject to the Passing of Resolution 8, to Consider And, If Thought Fit, Pass As A Special Resolution the Following Additional Resolution to Renew the Annual Authority to Disapply Statutory Pre-emption Rights in Relation to Allotments of New Shares for Cash Up to A Further 5% of the Issued Ordinary Share Capital of the Company As at 3 March 2021 in Connection with an Acquisition Or Specified Capital Investment: That the Directors be and They are Hereby Empowered to Allot Additional Equity Securities (within the Meaning of Section 1023 of the Companies Act 2014) for Cash As Permitted by Resolution 7 in the Notice of This Meeting As If Section 1022 of the Companies Act 2014 Did Not Apply to Any Such Allotment, Provided That: (a) the Proceeds of Any Such Allotment are to be Used Only for the Purposes of Financing (or Re-financing, If the Authority is to be Used Within Six Months After the Original Transaction) A Transaction Which the Directors Determine to be an Acquisition Or Other Capital Investment of A Kind Contemplated by the Statement of Principles on Disapplying Pre-emption Rights Most Recently Published by the Pre-emption Group Prior to the Date of This Notice; and (b) the Nominal Value of All Equity Securities Allotted Pursuant to This Authority Together with the Nominal Value of All Treasury Shares (as Defined in Section 1078 of the Companies Act 2014) Reissued While This Authority Remains Operable May Not Exceed Eur 12,722,000. This Authority Shall Expire at the Close of Business on the Earlier of the Date of the Annual General Meeting in 2022 Or 28 July 2022 Save That the Company May Before Such Expiry Make an Offer Or Agreement Which Would Or Might Require Equity Securities to be Allotted After Such Expiry Date and the Directors May Allot Equity Securities in Pursuance of Such Offer Or Agreement As If Such Power Had Not Expired
	Management	For	Voted - Against

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

10
To Consider And, If Thought Fit, to Pass As A Special Resolution the Following Resolution to Renew the Annual Authority of the Company to Purchase Up to 10% of the Company's Issued Ordinary Share Capital: That the Company And/or Any of Its Subsidiaries be and are Hereby Authorised to Purchase Ordinary Shares on A Securities Market (as Defined in Section 1072 of the Companies Act 2014), at Prices Provided for in Article 8a of the Articles of Association of the Company Up to A Maximum of 10% of the Ordinary Shares in Issue at the Date of the Passing of This Resolution. This Authority Shall Expire at the Close of Business on the Earlier of the Date of the Annual General Meeting in 2022 Or 28 July 2022. the Company Or Any Subsidiary May Before Such Expiry Enter Into A Contract for the Purchase of Ordinary Shares Which Would Or Might be Wholly Or Partly Executed After Such Expiry and May Complete Any Such Contract As If the Authority Conferred Hereby Had Not Expired
	Management	For	Voted - For
11
To Consider And, If Thought Fit, to Pass As A Special Resolution the Following Resolution to Renew the Director's Authority to Reissue Treasury Shares: That the Company be and is Hereby Authorised to Reissue Treasury Shares (as Defined in Section 1078 of the Companies Act 2014), in the Manner Provided for in Article 8b of the Articles of Association of the Company. This Authority Shall Expire at the Close of Business on the Earlier of the Date of the Annual General Meeting in 2022 Or 28 July 2022
	Management	For	Voted - For

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

12
To Consider And, If Thought Fit, to Pass As an Ordinary Resolution the Following Resolution to Renew the Director's Authority to Make Scrip Dividend Offers: That the Directors be and They are Hereby Authorised, Pursuant to Article 138(b) of the Articles of Association of the Company, to Exercise the Powers Contained in the Said Article So That the Directors May Offer to the Shareholders the Right to Elect to Receive an Allotment of Additional Shares Credited As Fully Paid Instead of Cash in Respect of All Or Part of Any Dividend Or Dividends Falling to be Declared Or Paid by the Company. Unless Renewed at the Annual General Meeting in 2022, This Authority Shall Expire at the Close of Business on 28 July 2022
	Management	For	Voted - For
13
To Consider And, If Thought Fit, to Pass As an Ordinary Resolution: That Approval be and is Hereby Given for the Establishment by the Company of Savings-related Share Option Schemes (the "2021 Savings-related Share Option Schemes"), the Principal Features of Which are Summarised in the Circular to Shareholders Dated 24 March 2021 That Accompanies the Notice Convening This Meeting and That the Directors be and are Hereby Authorised To: (a) Take All Such Action Or Steps (including the Making of Amendments to the 2021 Savings-related Share Option Schemes and the Rules Thereof) As May be Necessary to Obtain the Approval of the Relevant Revenue Authorities for the Said Schemes; and (b) Establish Schemes in Other Jurisdictions Similar in Substance to the 2021 Savings-related Share Option Schemes But Modified to Take Account of Local Tax, Exchange Control Or Securities Laws in Overseas Territories, Provided That Any Shares Made Available Under Any Such Scheme Will be Treated As Counting Towards Any Limits on Individual Or Overall Participation in the 2021 Savings-related Share Option Schemes
	Management	For	Voted - For
14
To Consider And, If Thought Fit, to Pass As A Special Resolution the Following Resolution to Reduce the Share Premium of the Company: That Subject to and with the Consent of the Irish High Court in Accordance with the Provisions of Sections 84 and 85 of the Companies Act 2014, the Company Capital of the Company be Reduced by the Cancellation of the Entire Amount Standing to the Credit of the Company's Share Premium Account As at 31 December 2020 Or Such Other Lesser Amount As the Board of Directors of the Company Or the Irish High Court May Determine and That the Reserve Resulting from the Cancellation of the Share Premium be Treated As Profits Available for Distribution As Defined by Section 117 of the Irish Companies Act 2014
	Management	For	Voted - For

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

15	Please Note That Shareholder Details are Required to Vote at This Meeting. If No Shareholder Details are Provided, Your Instruction May Carry A Heightened Risk of Being Rejected. Thank You	Non-Voting	Non-Voting
16
Please Note That This is an Amendment to Meeting Id 539798 Due to Receipt of Additional Sedol. All Votes Received on the Previous Meeting Will be Disregarded If Vote Deadline Extensions are Granted. Therefore Please Reinstruct on This Meeting Notice on the New Job. If However Vote Deadline Extensions are Not Granted in the Market, This Meeting Will be Closed and Your Vote Intentions on the Original Meeting Will be Applicable. Please Ensure Voting is Submitted Prior to Cutoff on the Original Meeting, and As Soon As Possible on This New Amended Meeting. Thank You
		Non-Voting	Non-Voting
17
Intermediary Clients Only - Please Note That If You are Classified As an Intermediary Client Under the Shareholder Rights Directive II, You Should be Providing the Underlying Shareholder Information at the Vote Instruction Level. If You are Unsure on How to Provide This Level of Data to Broadridge Outside of Proxyedge, Please Speak to Your Dedicated Client Service Representative for Assistance
		Non-Voting	Non-Voting
DENSO CORPORATION
Security ID: J12075107
Ticker: DNO
Meeting Date: 22-Jun-21
1	Appoint A Director Arima, Koji	Management	For	Voted - For
2	Appoint A Director Shinohara, Yukihiro	Management	For	Voted - For
3	Appoint A Director Ito, Kenichiro	Management	For	Voted - For
4	Appoint A Director Matsui, Yasushi	Management	For	Voted - For
5	Appoint A Director Toyoda, Akio	Management	For	Voted - For
6	Appoint A Director George Olcott	Management	For	Voted - For
7	Appoint A Director Kushida, Shigeki	Management	For	Voted - For
8	Appoint A Director Mitsuya, Yuko	Management	For	Voted - Against
9	Appoint A Corporate Auditor Kuwamura, Shingo	Management	For	Voted - For
10	Appoint A Corporate Auditor Niwa, Motomi	Management	For	Voted - For
11	Please Reference Meeting Materials.	Non-Voting		Non-Voting
12	Appoint A Substitute Corporate Auditor Kitagawa, Hiromi	Management	For	Voted - For

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

FANUC CORPORATION
Security ID: J13440102
Ticker: FUC
Meeting Date: 24-Jun-21
1	Approve Appropriation of Surplus	Management	For	Voted - For
2	Appoint A Director Who is Not Audit and Supervisory Committee Member Inaba, Yoshiharu	Management	For	Voted - For
3	Appoint A Director Who is Not Audit and Supervisory Committee Member Yamaguchi, Kenji	Management	For	Voted - For
4	Appoint A Director Who is Not Audit and Supervisory Committee Member Michael J. Cicco	Management	For	Voted - For
5	Appoint A Director Who is Not Audit and Supervisory Committee Member Tsukuda, Kazuo	Management	For	Voted - For
6	Appoint A Director Who is Not Audit and Supervisory Committee Member Sumikawa, Masaharu	Management	For	Voted - For
7	Appoint A Director Who is Not Audit and Supervisory Committee Member Yamazaki, Naoko	Management	For	Voted - For
8	Appoint A Director Who is Audit and Supervisory Committee Member Kohari, Katsuo	Management	For	Voted - For
9	Appoint A Director Who is Audit and Supervisory Committee Member Mitsumura, Katsuya	Management	For	Voted - For
10	Appoint A Director Who is Audit and Supervisory Committee Member Imai, Yasuo	Management	For	Voted - For
11	Appoint A Director Who is Audit and Supervisory Committee Member Yokoi, Hidetoshi	Management	For	Voted - Against
12	Appoint A Director Who is Audit and Supervisory Committee Member Tomita, Mieko	Management	For	Voted - For
13	Amend Articles To: Adopt Reduction of Liability System for Directors, Transition to A Company with Supervisory Committee, Approve Minor Revisions	Management	For	Voted - For
14	Approve Details of the Compensation to be Received by Directors (excluding Directors Who are Audit and Supervisory Committee Members)	Management	For	Voted - For
15	Approve Details of the Compensation to be Received by Directors Who are Audit and Supervisory Committee Members	Management	For	Voted - For
16	Approve Details of the Restricted-share Compensation to be Received by Directors (excluding Directors Who are Audit and Supervisory Committee Members and Outside Directors)	Management	For	Voted - For
17	Please Reference Meeting Materials.	Non-Voting		Non-Voting
FRESENIUS MEDICAL CARE AG & CO. KGAA
Security ID: D2734Z107
Ticker: FME
Meeting Date: 20-May-21
1.1	Elect Dieter Schenk to the Supervisory Board and to the Joint Committee	Management	For	Voted - Against

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1.2	Elect Rolf Classon to the Supervisory Board and to the Joint Committee	Management	For	Voted - For
1.3	Elect Gregory Sorensen to the Supervisory Board and to the Joint Committee	Management	For	Voted - For
1.4	Elect Dorothea Wenzel to the Supervisory Board and to the Joint Committee	Management	For	Voted - For
1.5	Elect Pascale Witz to the Supervisory Board and to the Joint Committee	Management	For	Voted - For
1.6	Elect Gregor Zuend to the Supervisory Board and to the Joint Committee	Management	For	Voted - For
2	Accept Financial Statements and Statutory Reports for Fiscal Year 2020	Management	For	Voted - For
3	Approve Allocation of Income and Dividends of Eur 1.34 Per Share	Management	For	Voted - For
4	Approve Discharge of Personally Liable Partner for Fiscal Year 2020	Management	For	Voted - For
5	Approve Discharge of Supervisory Board for Fiscal Year 2020	Management	For	Voted - For
6	Ratify PricewaterhouseCoopers Gmbh As Auditors for Fiscal Year 2021	Management	For	Voted - Against
7	Authorize Share Repurchase Program and Reissuance Or Cancellation of Repurchased Shares	Management	For	Voted - For
8	Please Note That Shareholder Details are Required to Vote at This Meeting. If No Shareholder Details are Provided, Your Instruction May Carry A Heightened Risk of Being Rejected. Thank You	Non-Voting		Non-Voting
9
According to German Law, in Case of Specific Conflicts of Interest in Connection with Specific Items of the Agenda for the General Meeting You are Not Entitled to Exercise Your Voting Rights. Further, Your Voting Right Might be Excluded When Your Share in Voting Rights Has Reached Certain Thresholds and You Have Not Complied with Any of Your Mandatory Voting Rights Notifications Pursuant to the German Securities Trading Act (wphg). for Questions in This Regard Please Contact Your Client Service Representative for Clarification. If You Do Not Have Any Indication Regarding Such Conflict of Interest, Or Another Exclusion from Voting, Please Submit Your Vote As Usual.
		Non-Voting		Non-Voting
10
Information on Counter Proposals Can be Found Directly on the Issuer's Website (please Refer to the Material Url Section of the Application). If You Wish to Act on These Items, You Will Need to Request A Meeting Attend and Vote Your Shares Directly at the Company's Meeting. Counter Proposals Cannot be Reflected on the Ballot on Proxyedge.
		Non-Voting		Non-Voting
11
From 10th February, Broadridge Will Code All Agendas for German Meetings in English Only. If You Wish to See the Agenda in German, This Will be Made Available As A Link Under the 'material Url' Dropdown at the Top of the Ballot. the German Agendas for Any Existing Or Past Meetings Will Remain in Place. for Further Information, Please Contact Your Client Service Representative.
		Non-Voting		Non-Voting

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

FUCHS PETROLUB SE
Security ID: D27462122
Ticker: FPE
Meeting Date: 04-May-21
1	Please Note That Shareholder Details are Required to Vote at This Meeting. If No Shareholder Details are Provided, Your Instruction May Carry A Heightened Risk of Being Rejected. Thank You	Non-Voting	Non-Voting
2
From 10th February, Broadridge Will Code All Agendas for German Meetings in English Only. If You Wish to See the Agenda in German, This Will be Made Available As A Link Under the 'material Url' Dropdown at the Top of the Ballot. the German Agendas for Any Existing Or Past Meetings Will Remain in Place. for Further Information, Please Contact Your Client Service Representative
		Non-Voting	Non-Voting
3	Please Note That These Shares Have No Voting Rights, Should You Wish to Attend the Meeting Personally, You May Apply for an Entrance Card	Non-Voting	Non-Voting
4
According to German Law, in Case of Specific Conflicts of Interest in Connection with Specific Items of the Agenda for the General Meeting You are Not Entitled to Exercise Your Voting Rights. Further, Your Voting Right Might be Excluded When Your Share in Voting Rights Has Reached Certain Thresholds and You Have Not Complied with Any of Your Mandatory Voting Rights Notifications Pursuant to the German Securities Trading Act (wphg). for Questions in This Regard Please Contact Your Client Service Representative for Clarification. If You Do Not Have Any Indication Regarding Such Conflict of Interest, Or Another Exclusion from Voting, Please Submit Your Vote As Usual
		Non-Voting	Non-Voting
5
Information on Counter Proposals Can be Found Directly on the Issuer's Website (please Refer to the Material Url Section of the Application). If You Wish to Act on These Items, You Will Need to Request A Meeting Attend and Vote Your Shares Directly at the Company's Meeting. Counter Proposals Cannot be Reflected on the Ballot on Proxyedge
		Non-Voting	Non-Voting
6
26 Apr 2021: Intermediary Clients Only - Please Note That If You are Classified As an Intermediary Client Under the Shareholder Rights Directive II, You Should be Providing the Underlying Shareholder Information at the Vote Instruction Level. If You are Unsure on How to Provide This Level of Data to Broadridge Outside of Proxyedge, Please Speak to Your Dedicated Client Service Representative for Assistance
		Non-Voting	Non-Voting

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

7
26 Apr 2021: Please Note That This is A Revision Due to Addition of Comment. If You Have Already Sent in Your Votes, Please Do Not Vote Again Unless You Decide to Amend Your Original Instructions. Thank You.
		Non-Voting	Non-Voting
8
Presentation of the Financial Statements and Annual Reports Presentation of the Financial Statements and Annual Report for the 2020 Financial Year with the Report of the Supervisory Board, the Group Financial Statements and Group Annual Report As Well As the Report by the Board of Mds Pursuant to Sections 289a(1) and 315a(1) of the German Commercial Code
		Non-Voting	Non-Voting
9
Resolution on the Appropriation of the Distributable Profit the Distributable Profit of Eur 136,915,000 Shall be Appropriated As Follows: Payment of A Dividend of Eur 0.98 Per Dividend-entitled Ordinary Share Payment of A Dividend of Eur 0.99 Per Dividend- Entitled Preferred Share Ex-dividend Date: May 5, 2021payable Date: May 7, 2021
		Non-Voting	Non-Voting
10	Ratification of the Acts of the Board of Mds	Non-Voting	Non-Voting
11	Ratification of the Acts of the Supervisory Board	Non-Voting	Non-Voting
12	Appointment of Auditors the Following Accountants Shall be Appointed As Auditors and Group Auditors for the 2021 Financial Year: PricewaterhouseCoopers Gmbh, Mannheim	Non-Voting	Non-Voting
13	Resolution on the Approval of the Remuneration for the Members of the Board of Mds the Remuneration System for the Members of the Board of Mds Shall be Approved	Non-Voting	Non-Voting
14
Resolution on the Remuneration for the Members of the Supervisory Board and the Corresponding Amendment to the Articles of Association As of January 1, 2021, Each Member of the Supervisory Board Shall Receive A Fixed Annual Remuneration of Eur 85,000. the Chairman Shall Receive Twice and the Deputy Chairman One and A Half Times of This Amount
		Non-Voting	Non-Voting
15
Resolution on the Conversion of the Company's Bearer Shares Into Registered Shares and the Corresponding Amendment to the Articles of Association the Company's Bearer Shares Shall be Converted Into Registered Shares
		Non-Voting	Non-Voting
16
Resolution on an Amendment to Section 13(2) of the Articles of Association Section 13(2) Shall be Adjusted in Respect of the Use of Electronic Means of Communication for the Convocation of Meetings of the Supervisory Board
		Non-Voting	Non-Voting

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

HONGKONG LAND HOLDINGS LTD
Security ID: G4587L109
Ticker: HKLB
Meeting Date: 05-May-21
1.1	To Re-elect Lord Powell of Bayswater As A Director	Management	For	Voted - Against
1.2	To Re-elect Prijono Sugiarto As A Director	Management	For	Voted - For
1.3	To Re-elect James Watkins As A Director	Management	For	Voted - Against
1.4	To Re-elect Percy Weatherall As A Director	Management	For	Voted - Against
1.5	To Re-elect John Witt As A Director	Management	For	Voted - For
2	To Receive the Financial Statements for 2020	Management	For	Voted - For
3	To Declare A Final Dividend for 2020	Management	For	Voted - For
4	To Re-appoint the Auditors and to Authorise the Directors to Fix Their Remuneration	Management	For	Voted - For
5	To Renew the General Mandate to the Directors to Issue New Shares	Management	For	Voted - Against
HSBC HOLDINGS PLC
Security ID: G4634U169
Ticker: HSBA
Meeting Date: 28-May-21
1.1	To Elect James Forese As A Director	Management	For	Voted - For
1.2	To Elect Steven Guggenheimer As A Director	Management	For	Voted - For
1.3	To Elect Eileen Murray As A Director	Management	For	Voted - For
1.4	To Re-elect Irene Lee As A Director	Management	For	Voted - For
1.5	To Re-elect Dr Jose Antonio Meade Kuribrena As A Director	Management	For	Voted - For
1.6	To Re-elect David Nish As A Director	Management	For	Voted - For
1.7	To Re-elect Noel Quinn As A Director	Management	For	Voted - For
1.8	To Re-elect Ewen Stevenson As A Director	Management	For	Voted - For
1.9	To Re-elect Jackson Tai As A Director	Management	For	Voted - For
1.10	To Re-elect Mark E Tucker As A Director	Management	For	Voted - For
1.11	To Re-elect Pauline Van Der Meer Mohr As A Director	Management	For	Voted - For
2	To Receive the Annual Report & Accounts 2020	Management	For	Voted - For
3	To Approve the Directors' Remuneration Report	Management	For	Voted - For
4	To Re-appoint PricewaterhouseCoopers LLP As Auditor of the Company	Management	For	Voted - For
5	To Authorise the Group Audit Committee to Determine the Remuneration of the Auditor	Management	For	Voted - For
6	To Authorise the Company to Make Political Donations	Management	For	Voted - Against
7	To Authorise the Directors to Allot Shares	Management	For	Voted - Against
8	To Disapply Pre-emption Rights	Management	For	Voted - For
9	To Further Disapply Pre-emption Rights for Acquisitions	Management	For	Voted - Against
10	To Authorise the Directors to Allot Any Repurchased Shares	Management	For	Voted - Against
11	To Authorise the Company to Purchase Its Own Ordinary Shares	Management	For	Voted - For

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

12	To Authorise the Directors to Allot Equity Securities in Relation to Contingent Convertible Securities	Management	For	Voted - Against
13	To Disapply Pre-emption Rights in Relation to the Issue of Contingent Convertible Securities	Management	For	Voted - Against
14	To Call General Meetings (other Than an Agm) on 14 Clear Days' Notice	Management	For	Voted - Against
15	Climate Change Resolution	Management	For	Voted - For
16	Please Note That This Resolution is A Shareholder Proposal: Shareholder Requisitioned Resolution Regarding the Midland Bank Defined Benefit Pension Scheme	Shareholder	Against	Voted - Against
IMI PLC
Security ID: G47152114
Ticker: IMI
Meeting Date: 06-May-21
1.1	Re-election of Lord Smith of Kelvin	Management	For	Voted - For
1.2	Re-election of Thomas Thune Andersen	Management	For	Voted - For
1.3	Re-election of Caroline Dowling	Management	For	Voted - For
1.4	Re-election of Carl-peter Forster	Management	For	Voted - Abstain
1.5	Re-election of Katie Jackson	Management	For	Voted - For
1.6	Re-election of Isobel Sharp	Management	For	Voted - For
1.7	Re-election of Daniel Shook	Management	For	Voted - For
1.8	Re-election of Roy Twite	Management	For	Voted - For
2	Receive Annual Report and Accounts	Management	For	Voted - For
3	Declaration of Dividend	Management	For	Voted - For
4	Approve Remuneration Report	Management	For	Voted - For
5	Approve Remuneration Policy	Management	For	Voted - For
6	Election of Dr Ajai Puri	Management	For	Voted - For
7	Appointment of the Auditor: Deloitte LLP	Management	For	Voted - For
8	Authority to Set Auditor's Remuneration	Management	For	Voted - For
9	Authority to Allot Shares	Management	For	Voted - Against
10	Authority to Make Political Donations	Management	For	Voted - For
11	Renewal of the Imi Employee Share Ownership Plan (esop)	Management	For	Voted - For
12	Authority to Allot Securities for Cash for General Financing	Management	For	Voted - For
13	Authority to Allot Securities for Specfic Financing	Management	For	Voted - Against
14	Authority to Purchase Own Shares	Management	For	Voted - For
15	Notice of General Meetings	Management	For	Voted - Against
JARDINE MATHESON HOLDINGS LTD
Security ID: G50736100
Ticker: JMHBD
Meeting Date: 06-May-21
1.1	To Re-elect Graham Baker As A Director	Management	For	Voted - For

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1.2	To Re-elect Alex Newbigging As A Director	Management	For	Voted - Against
1.3	To Re-elect Y.k. Pang As A Director	Management	For	Voted - Against
1.4	To Re-elect Percy Weatherall As A Director	Management	For	Voted - Against
2	To Receive and Consider the Financial Statements and the Independent Auditors' Report for the Year Ended 31st December 2020	Management	For	Voted - For
3	To Declare A Final Dividend for the Year Ended 31st December 2020	Management	For	Voted - For
4	To Re-appoint the Auditors and to Authorise the Directors to Fix Their Remuneration	Management	For	Voted - For
5
That: (a) the Exercise by the Directors During the Relevant Period (for the Purposes of This Resolution, 'relevant Period' Being the Period from the Passing of This Resolution Until the Earlier of the Conclusion of the Next Annual General Meeting, Or the Expiration of the Period Within Which Such Meeting is Required by Law to be Held, Or the Revocation Or Variation of This Resolution by an Ordinary Resolution of the Shareholders of the Company in General Meeting) of All Powers of the Company to Allot Or Issue Shares and to Make and Grant Offers, Agreements and Options Which Would Or Might Require Shares to be Allotted, Issued Or Disposed of During Or After the End of the Relevant Period Up to an Aggregate Nominal Amount of Usd 60.0 Million, be and is Hereby Generally and Unconditionally Approved; and (b) the Aggregate Nominal Amount of Share Capital Allotted Or Agreed Conditionally Or Unconditionally to be Allotted Wholly for Cash (whether Pursuant to an Option Or Otherwise) by the Directors Pursuant to the Approval in Paragraph (a), Otherwise Than Pursuant to A Rights Issue (for the Purposes of This Resolution, 'rights Issue' Being an Offer of Shares Or Other Securities to Holders of Shares Or Other Securities on the Register on A Fixed Record Date in Proportion to Their Then Holdings of Such Shares Or Other Securities Or Otherwise in Accordance with the Rights Attaching Thereto (subject to Such Exclusions Or Other Arrangements As the Directors May Deem Necessary Or Expedient in Relation to Fractional Entitlements Or Legal Or Practical Problems Under the Laws Of, Or the Requirements of Any Recognised Regulatory Body Or Any Stock Exchange In, Any Territory)), Or the Issue of Shares Pursuant to the Company's Share-based Long-term Incentive Plans, Shall Not Exceed Usd 8.9 Million, and the Said Approval Shall be Limited Accordingly
		Management	For	Voted - Against

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

JARDINE STRATEGIC HOLDINGS LTD (BERMUDAS)
Security ID: G50764102
Ticker: JDSB
Meeting Date: 12-Apr-21
1	Approve the Amalgamation Agreement	Management	For	Voted - Against
2
Please Note That This is an Amendment to Meeting Id 534087 Due to Receipt of Updated Agenda. All Votes Received on the Previous Meeting Will be Disregarded If Vote Deadline Extensions are Granted. Therefore Please Reinstruct on This Meeting Notice on the New Job. If However Vote Deadline Extensions are Not Granted in the Market, This Meeting Will be Closed and Your Vote Intentions on the Original Meeting Will be Applicable. Please Ensure Voting is Submitted Prior to Cutoff on the Original Meeting, and As Soon As Possible on This New Amended Meeting. Thank You
		Non-Voting		Non-Voting
3	Please Note That This Meeting Mentions Dissenter's Rights, Please Refer to the Management Information Circular for Details	Non-Voting		Non-Voting
JUNGHEINRICH AG
Security ID: D37552102
Ticker: JUN3
Meeting Date: 11-May-21
1	Please Note That Shareholder Details are Required to Vote at This Meeting. If No Shareholder Details are Provided, Your Instruction May Carry A Heightened Risk of Being Rejected. Thank You	Non-Voting	Non-Voting
2
From 10th February, Broadridge Will Code All Agendas for German Meetings in English Only. If You Wish to See the Agenda in German, This Will be Made Available As A Link Under the 'material Url' Dropdown at the Top of the Ballot. the German Agendas for Any Existing Or Past Meetings Will Remain in Place. for Further Information, Please Contact Your Client Service Representative
		Non-Voting	Non-Voting
3	Please Note That These Shares Have No Voting Rights, Should You Wish to Attend the Meeting Personally, You May Apply for an Entrance Card	Non-Voting	Non-Voting
4
According to German Law, in Case of Specific Conflicts of Interest in Connection with Specific Items of the Agenda for the General Meeting You are Not Entitled to Exercise Your Voting Rights. Further, Your Voting Right Might be Excluded When Your Share in Voting Rights Has Reached Certain Thresholds and You Have Not Complied with Any of Your Mandatory Voting Rights Notifications Pursuant to the German Securities Trading Act (wphg). for Questions in This Regard Please Contact Your Client Service Representative for Clarification. If You Do Not Have Any Indication Regarding Such Conflict of Interest, Or Another Exclusion from Voting, Please Submit Your Vote As Usual
		Non-Voting	Non-Voting

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

5
Information on Counter Proposals Can be Found Directly on the Issuer's Website (please Refer to the Material Url Section of the Application). If You Wish to Act on These Items, You Will Need to Request A Meeting Attend and Vote Your Shares Directly at the Company's Meeting. Counter Proposals Cannot be Reflected on the Ballot on Proxyedge
		Non-Voting	Non-Voting
6
Presentation of the Annual Financial Statements of Jungheinrich Ag As of 31 December 2020 Finalised by the Supervisory Board, the Consolidated Financial Statements As of 31 December 2020 Approved by the Supervisory Board and the Combined Management Report for Jungheinrich Ag and the Group with the Report of the Supervisory Board for the 2020 Financial Year
		Non-Voting	Non-Voting
7	Resolution on the Use of Distributable Profit for the 2020 Financial Year	Non-Voting	Non-Voting
8	Resolution on Discharge of the Members of the Board of Management for the 2020 Financial Year	Non-Voting	Non-Voting
9	Resolution on Discharge of the Members of the Supervisory Board for the 2020 Financial Year	Non-Voting	Non-Voting
10	Resolution on the Appointment of the Auditor for the 2021 Financial Year: PricewaterhouseCoopers Gmbh	Non-Voting	Non-Voting
11	Resolution on Elections to the Supervisory Board: Antoinette P. Aris	Non-Voting	Non-Voting
12	Resolution on Elections to the Supervisory Board: Beate Klose	Non-Voting	Non-Voting
13	Resolution on Elections to the Supervisory Board: Ulrich Schmidt	Non-Voting	Non-Voting
14	Resolution on the Approval of the System for Remunerating the Members of the Board of Management	Non-Voting	Non-Voting
15	Resolution on the Adjustment of Remuneration of the Supervisory Board Members and the Corresponding Amendment to the Articles of Association (article 18 of the Articles of Association)	Non-Voting	Non-Voting
16	Resolution on Authorising the Acquisition and Use of Treasury Shares and the Exclusion of the Right to Tender When Acquiring the Shares and the Right to Subscribe When Using the Shares	Non-Voting	Non-Voting
KOMATSU LTD.
Security ID: J35759125
Ticker: KOM1
Meeting Date: 18-Jun-21
1	Approve Appropriation of Surplus	Management	For	Voted - For
2	Appoint A Director Ohashi, Tetsuji	Management	For	Voted - For

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3	Appoint A Director Ogawa, Hiroyuki	Management	For	Voted - For
4	Appoint A Director Moriyama, Masayuki	Management	For	Voted - For
5	Appoint A Director Mizuhara, Kiyoshi	Management	For	Voted - For
6	Appoint A Director Kigawa, Makoto	Management	For	Voted - Against
7	Appoint A Director Kunibe, Takeshi	Management	For	Voted - Against
8	Appoint A Director Arthur M. Mitchell	Management	For	Voted - For
9	Appoint A Director Horikoshi, Takeshi	Management	For	Voted - For
10	Appoint A Director Saiki, Naoko	Management	For	Voted - For
11	Appoint A Corporate Auditor Ono, Kotaro	Management	For	Voted - For
12	Appoint A Corporate Auditor Inagaki, Yasuhiro	Management	For	Voted - For
13	Please Reference Meeting Materials.	Non-Voting		Non-Voting
KONINKLIJKE BOSKALIS WESTMINSTER NV
Security ID: N14952266
Ticker: BOKA
Meeting Date: 12-May-21
1	Remuneration Report 2020 (advisory Vote)	Management	For	Voted - For
2	Discussion and Adoption of the Financial Statements for the Financial Year 2020	Management	For	Voted - For
3	Dividend Proposal	Management	For	Voted - For
4	Discharge of the Members of the Board of Management in Respect of the Management Activities of the Board of Management Over the Past Financial Year	Management	For	Voted - For
5	Discharge of the Members of the Supervisory Board for the Supervision of the Management Activities of the Board of Management Over the Past Financial Year	Management	For	Voted - For
6	Appointment of External Accountant: KPMG As Auditors	Management	For	Voted - For
7	Authorization to the Board of Management to Have the Company Acquire Ordinary Shares in the Capital of the Company	Management	For	Voted - Against
8	Proposal for Cancelling the Repurchased Ordinary Shares in the Capital of the Company	Management	For	Voted - For
9	Please Note That Beneficial Owner Details is Required for This Meeting. If No Beneficial Owner Details is Provided, Your Instruction May be Rejected. Thank You	Non-Voting		Non-Voting
10	Please Note That Shareholder Details are Required to Vote at This Meeting. If No Shareholder Details are Provided, Your Instruction May Carry A Heightened Risk of Being Rejected. Thank You	Non-Voting		Non-Voting
11
Intermediary Clients Only - Please Note That If You are Classified As an Intermediary Client Under the Shareholder Rights Directive II, You Should be Providing the Underlying Shareholder Information at the Vote Instruction Level. If You are Unsure on How to Provide This Level of Data to Broadridge Outside of Proxyedge, Please Speak to Your Dedicated Client Service Representative for Assistance
		Non-Voting		Non-Voting

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

12
29 Apr 2021: Please Note That This is A Revision Due to Change in Numbering for Resolutions 4a, 4b and 5a, 5b and Modification of the Text of Resolution 8. If You Have Already Sent in Your Votes, Please Do Not Vote Again Unless You Decide to Amend Your Original Instructions. Thank You
		Non-Voting	Non-Voting
13	Opening	Non-Voting	Non-Voting
14	Discussion of the Annual Report of the Board of Management Relating to the Company's Affairs and Management Activities in the Financial Year 2020	Non-Voting	Non-Voting
15	Discussion of the Report of the Supervisory Board	Non-Voting	Non-Voting
16	Appropriation of the Profit Or Loss for 2020	Non-Voting	Non-Voting
17	Any Other Business	Non-Voting	Non-Voting
18	Close	Non-Voting	Non-Voting
LAFARGEHOLCIM LTD
Security ID: H4768E105
Ticker: HOLN
Meeting Date: 04-May-21
1.1	Re-election of Dr. Beat Hess As A Member and Re-election As Chairman of the Board of Directors	Management	For	Voted - For
1.2	Re-election of Prof. Dr. Philippe Block As A Member of the Board of Directors	Management	For	Voted - For
1.3	Re-election of Kim Fausing As A Member of the Board of Directors	Management	For	Voted - For
1.4	Re-election of Colin Hall As A Member of the Board of Directors	Management	For	Voted - For
1.5	Re-election of Naina Lal Kidwai As A Member of the Board of Directors	Management	For	Voted - For
1.6	Re-election of Patrick Kron As A Member of the Board of Directors	Management	For	Voted - Against
1.7	Re-election of Adrian Loader As A Member of the Board of Directors	Management	For	Voted - For
1.8	Re-election of Jurg Oleas As A Member of the Board of Directors	Management	For	Voted - For
1.9	Re-election of Claudia Sender Ramirez As A Member of the Board of Directors	Management	For	Voted - Against
1.10	Re-election of Hanne Birgitte Breinbjerg Sorensen As A Member of the Board of Directors	Management	For	Voted - Against
1.11	Re-election of Dr. Dieter Spalti As A Member of the Board of Directors	Management	For	Voted - For
1.12	Re-election of Colin Hall As A Member of the Nomination, Compensation & Governance Committee	Management	For	Voted - For
1.13	Re-election of Adrian Loader As A Member of the Nomination, Compensation & Governance Committee	Management	For	Voted - For
1.14	Re-election of Claudia Sender Ramirez As A Member of the Nomination, Compensation & Governance Committee	Management	For	Voted - For

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1.15	Re-election of Hanne Birgitte Breinbjerg Sorensen As A Member of the Nomination, Compensation & Governance Committee	Management	For	Voted - For
1.16	Re-election of the Auditor: Conferral of the Mandate for the Auditor for the Financial Year 2021 on Deloitte Ag, Zurich, Switzerland	Management	For	Voted - For
1.17
Re-election of the Independent Proxy: Re-election of Dr. Sabine Burkhalter Kaimakliotis of Voser Attorneys at Law, Stadtturmstrasse 19, 5401 Baden, Switzerland, As the Independent Proxy for A Term of Office of One Year, Expiring After the Completion of the Annual General Meeting 2022
		Management	For	Voted - For
2	Approval of the Management Report, the Annual Consolidated Financial Statements of the Group, and the Annual Financial Statements of Lafargeholcim Ltd	Management	For	Voted - For
3	Advisory Vote on the Compensation Report	Management	For	Voted - For
4	Discharge of the Members of the Board of Directors and the Persons Entrusted with Management	Management	For	Voted - For
5
Appropriation of Available Earnings: the Board of Directors' Motion is That the Available Earnings of Chf 14,824 Million (comprising Retained Earnings of Chf 13,343 Million Carried Forward from the Previous Year and Net Income for 2020 of Chf 1,481 Million) be Carried Forward to the New Account
		Management	For	Voted - For
6	Distribution Payable Out of Capital Contribution Reserves: the Board of Directors' Motion is to Distribute Chf 2.00 Per Registered Share of Chf 2.00 Par Value Up to an Amount of Chf 1,224 Million	Management	For	Voted - For
7
Change of Name of Holding Company: the Board of Directors' Motion is to Amend the First Part of Art. 1 of the Articles of Incorporation As Follows (changes are Highlighted in Italics): Article 1: Under the Name Holcim Ltd (holcim Ag) (holcim S.a.) Shall Exist A Corporation Under Swiss Law, of Undetermined Duration
		Management	For	Voted - For
8	Relocation of Registered Office of Holding Company	Management	For	Voted - For
9	Election of Jan Jenisch As A Member of the Board of Directors	Management	For	Voted - For
10	Election of Dr. Dieter Spalti As A Member of the Nomination, Compensation & Governance Committee	Management	For	Voted - For
11	Compensation of the Board of Directors for the Next Term of Office	Management	For	Voted - For
12	Compensation of the Executive Committee for the Financial Year 2022	Management	For	Voted - For
13	General Instructions on Unannounced Proposals/new Items on the Agenda. for = in Accordance with the Board of Directors, Against = Rejection, Abstain = Abstention	Management	For	Voted - Against
14	Please Note That Beneficial Owner Details are Required for This Meeting. If No Beneficial Owner Details are Provided, Your Instruction May be Rejected. Thank You.	Non-Voting		Non-Voting

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

15
Please Note That This is an Amendment to Meeting Id 528775 Due to Receipt of Additional Resolution 7. All Votes Received on the Previous Meeting Will be Disregarded If Vote Deadline Extensions are Granted. Therefore Please Reinstruct on This Meeting Notice on the New Job. If However Vote Deadline Extensions are Not Granted in the Market, This Meeting Will be Closed and Your Vote Intentions on the Original Meeting Will be Applicable. Please Ensure Voting is Submitted Prior to Cutoff on the Original Meeting, and As Soon As Possible on This New Amended Meeting. Thank You
	Non-Voting	Non-Voting
16
Part 2 of This Meeting is for Voting on Agenda and Meeting Attendance Requests Only. Please Ensure That You Have First Voted in Favour of the Registration of Shares in Part 1 of the Meeting. It is A Market Requirement for Meetings of This Type That the Shares are Registered and Moved to A Registered Location at the Csd, and Specific Policies at the Individual Sub-custodians May Vary. Upon Receipt of the Vote Instruction, It is Possible That A Marker May be Placed on Your Shares to Allow for Reconciliation and Re-registration Following A Trade. Therefore Whilst This Does Not Prevent the Trading of Shares, Any That are Registered Must be First Deregistered If Required for Settlement. Deregistration Can Affect the Voting Rights of Those Shares. If You Have Concerns Regarding Your Accounts, Please Contact Your Client Representative
	Non-Voting	Non-Voting
LLOYDS BANKING GROUP PLC
Security ID: G5533W248
Ticker: LLOY
Meeting Date: 20-May-21
1.1	To Elect Mr R F Budenberg As A Director of the Company	Management	For	Voted - For
1.2	To Re-elect Mr W L D Chalmers As A Director of the Company	Management	For	Voted - For
1.3	To Re-elect Mr A P Dickinson As A Director of the Company	Management	For	Voted - For
1.4	To Re-elect Ms S C Legg As A Director of the Company	Management	For	Voted - For
1.5	To Re-elect Lord Lupton As A Director of the Company	Management	For	Voted - For
1.6	To Re-elect Ms A F Mackenzie As A Director of the Company	Management	For	Voted - For
1.7	To Re-elect Mr N E T Prettejohn As A Director of the Company	Management	For	Voted - For
1.8	To Re-elect Mr S W Sinclair As A Director of the Company	Management	For	Voted - For
1.9	To Re-elect Ms C M Woods As A Director of the Company	Management	For	Voted - For

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

2	To Receive the Company's Accounts and the Reports of the Directors and of the Auditor for the Year Ended 31 December 2020	Management	For	Voted - For
3	To Approve the Directors' Remuneration Report in the Form Set Out on Pages 115 to 134 of the Annual Report and Accounts for the Year Ended 31 December 2020	Management	For	Voted - For
4
To Declare and Pay A Final Ordinary Dividend of 0.57 Pence Per Ordinary Share in Respect of the Financial Year Ended 31 December 2020, Payable on 25 May 2021 to Ordinary Shareholders Whose Names Appear in the Register of Members at the Close of Business on 16 April 2021
		Management	For	Voted - For
5	To Appoint Deloitte LLP As Auditor of the Company, to Hold Office Until the Conclusion of the Next General Meeting at Which Accounts are Laid Before the Company	Management	For	Voted - For
6	To Authorise the Audit Committee to Set the Remuneration of the Company's Auditor	Management	For	Voted - For
7	Lloyds Banking Group Deferred Bonus Plan 2021	Management	For	Voted - For
8	Authority for the Company and Its Subsidiaries to Make Political Donations Or Incur Political Expenditure	Management	For	Voted - For
9	Directors' Authority to Allot Shares	Management	For	Voted - Against
10	Directors' Authority to Allot Shares in Relation to the Issue of Regulatory Capital Convertible Instruments	Management	For	Voted - Against
11	Limited Disapplication of Pre-emption Rights	Management	For	Voted - For
12	Limited Disapplication of Pre-emption Rights in the Event of Financing an Acquisition Transaction Or Other Capital Investment	Management	For	Voted - For
13	Limited Disapplication of Pre-emption Rights in Relation to the Issue of Regulatory Capital Convertible Instruments	Management	For	Voted - Against
14	Authority to Purchase Ordinary Shares	Management	For	Voted - For
15	Authority to Purchase Preference Shares	Management	For	Voted - For
16	Adoption of New Articles of Association	Management	For	Voted - For
17	Notice Period for General Meetings	Management	For	Voted - Against
NIHON KOHDEN CORPORATION
Security ID: J50538115
Ticker: 6849
Meeting Date: 25-Jun-21
1	Approve Appropriation of Surplus	Management	For	Voted - For
2	Appoint A Director Who is Not Audit and Supervisory Committee Member Ogino, Hirokazu	Management	For	Voted - For
3	Appoint A Director Who is Not Audit and Supervisory Committee Member Tamura, Takashi	Management	For	Voted - For
4	Appoint A Director Who is Not Audit and Supervisory Committee Member Hasegawa, Tadashi	Management	For	Voted - For

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

5	Appoint A Director Who is Not Audit and Supervisory Committee Member Yanagihara, Kazuteru	Management	For	Voted - For
6	Appoint A Director Who is Not Audit and Supervisory Committee Member Hirose, Fumio	Management	For	Voted - For
7	Appoint A Director Who is Not Audit and Supervisory Committee Member Tanaka, Eiichi	Management	For	Voted - For
8	Appoint A Director Who is Not Audit and Supervisory Committee Member Yoshitake, Yasuhiro	Management	For	Voted - For
9	Appoint A Director Who is Not Audit and Supervisory Committee Member Obara, Minoru	Management	For	Voted - Against
10	Appoint A Director Who is Not Audit and Supervisory Committee Member Muraoka, Kanako	Management	For	Voted - For
11	Appoint A Director Who is Audit and Supervisory Committee Member Hirata, Shigeru	Management	For	Voted - For
12	Please Reference Meeting Materials.	Non-Voting		Non-Voting
NITTO DENKO CORPORATION
Security ID: J58472119
Ticker: 6988
Meeting Date: 18-Jun-21
1	Approve Appropriation of Surplus	Management	For	Voted - For
2	Appoint A Director Takasaki, Hideo	Management	For	Voted - For
3	Appoint A Director Todokoro, Nobuhiro	Management	For	Voted - For
4	Appoint A Director Miki, Yosuke	Management	For	Voted - For
5	Appoint A Director Iseyama, Yasuhiro	Management	For	Voted - For
6	Appoint A Director Furuse, Yoichiro	Management	For	Voted - For
7	Appoint A Director Hatchoji, Takashi	Management	For	Voted - For
8	Appoint A Director Fukuda, Tamio	Management	For	Voted - For
9	Appoint A Director Wong Lai Yong	Management	For	Voted - For
10	Appoint A Director Sawada, Michitaka	Management	For	Voted - For
11	Approve Details of the Compensation to be Received by Corporate Officers	Management	For	Voted - For
12	Please Reference Meeting Materials.	Non-Voting		Non-Voting
13	Approve Payment of Bonuses to Directors	Management	For	Voted - For
OMRON CORPORATION
Security ID: J61374120
Ticker: 6645
Meeting Date: 24-Jun-21
1	Approve Appropriation of Surplus	Management	For	Voted - For
2	Appoint A Director Tateishi, Fumio	Management	For	Voted - For
3	Appoint A Director Yamada, Yoshihito	Management	For	Voted - For
4	Appoint A Director Miyata, Kiichiro	Management	For	Voted - For
5	Appoint A Director Nitto, Koji	Management	For	Voted - For
6	Appoint A Director Ando, Satoshi	Management	For	Voted - For
7	Appoint A Director Kobayashi, Eizo	Management	For	Voted - For
8	Appoint A Director Kamigama, Takehiro	Management	For	Voted - For

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

9	Appoint A Director Kobayashi, Izumi	Management	For	Voted - For
10	Appoint A Corporate Auditor Tamaki, Shuji	Management	For	Voted - For
11	Appoint A Corporate Auditor Kunihiro, Tadashi	Management	For	Voted - For
12	Approve Details of the Performance-based Stock Compensation to be Received by Directors	Management	For	Voted - For
13	Please Reference Meeting Materials.	Non-Voting		Non-Voting
14	Appoint A Substitute Corporate Auditor Watanabe, Toru	Management	For	Voted - For
ROYAL DUTCH SHELL PLC
Security ID: G7690A118
Ticker: RDSB
Meeting Date: 18-May-21
1	Receipt of Annual Report and Accounts	Management	For	Voted - For
2	Approval of Directors Remuneration Report	Management	For	Voted - Against
3	Appointment of Jane Holl Lute As A Director of the Company	Management	For	Voted - For
4	Reappointment of Ben Van Beurden As A Director of the Company	Management	For	Voted - For
5	Reappointment of Dick Boer As A Director of the Company	Management	For	Voted - Against
6	Reappointment of Neil Carson As A Director of the Company	Management	For	Voted - For
7	Reappointment of Ann Godbehere As A Director of the Company	Management	For	Voted - For
8	Reappointment of Euleen Goh As A Director of the Company	Management	For	Voted - For
9	Reappointment of Catherine Hughes As A Director of the Company	Management	For	Voted - For
10	Reappointment of Martina Hund-mejean As A Director of the Company	Management	For	Voted - For
11	Reappointment of Sir Andrew Mackenzie As A Director of the Company	Management	For	Voted - For
12	Reappointment of Abraham Bram Schot As A Director of the Company	Management	For	Voted - For
13	Reappointment of Jessica Uhl As A Director of the Company	Management	For	Voted - For
14	Reappointment of Gerrit Zalm As A Director of the Company	Management	For	Voted - For
15	Reappointment of Auditors: Ernst & Young LLP	Management	For	Voted - For
16	Remuneration of Auditors	Management	For	Voted - For
17	Authority to Allot Shares	Management	For	Voted - Against
18	Disapplication of Pre-emption Rights	Management	For	Voted - For
19	Authority to Purchase Own Shares	Management	For	Voted - Against
20	Shells Energy Transition Strategy	Management	For	Voted - For
21
Please Note That This is A Shareholder Proposal: Shareholder Resolution: the Company Has Received Notice Pursuant to the UK Companies Act 2006 of the Intention to Move the Resolution Set Forth on Page 6 and Incorporated Herein by Way of Reference at the Company's 2021 Agm. the Resolution Has Been Requisitioned by A Group of Shareholders and Should be Read Together with Their Statement in Support of Their Proposed Resolution Set Forthon Page 6.
		Shareholder	Against	Voted - For

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

22
03 May 2021: Please Note That This is A Revision Due to Change in Numbering for All Resolutions. If You Have Already Sent in Your Votes, Please Do Not Vote Again Unless You Decide to Amend Your Original Instructions. Thank You
	Non-Voting	Non-Voting
SAP SE
Security ID: D66992104
Ticker: SAP
Meeting Date: 12-May-21
1.1	Elect Qi Lu to the Supervisory Board	Management	For	Voted - For
1.2	Elect Rouven Westphal to the Supervisory Board	Management	For	Voted - Against
2	Approve Allocation of Income and Dividends of Eur 1.85 Per Share	Management	For	Voted - For
3	Approve Discharge of Management Board for Fiscal Year 2020	Management	For	Voted - For
4	Approve Discharge of Supervisory Board for Fiscal Year 2020	Management	For	Voted - For
5	Ratify KPMG Ag As Auditors for Fiscal Year 2021	Management	For	Voted - For
6
Approve Issuance of Warrants/bonds with Warrants Attached/convertible Bonds Without Preemptive Rights Up to Aggregate Nominal Amount of Eur 10 Billion Approve Creation of Eur 100 Million Pool of Capital to Guarantee Conversion Rights
		Management	For	Voted - Against
7	Amend Corporate Purpose	Management	For	Voted - For
8	Amend Articles Re: Proof of Entitlement	Management	For	Voted - For
9	Please Note That Shareholder Details are Required to Vote at This Meeting. If No Shareholder Details are Provided, Your Instruction May Carry A Heightened Risk of Being Rejected. Thank You	Non-Voting		Non-Voting
10
According to German Law, in Case of Specific Conflicts of Interest in Connection with Specific Items of the Agenda for the General Meeting You are Not Entitled to Exercise Your Voting Rights. Further, Your Voting Right Might be Excluded When Your Share in Voting Rights Has Reached Certain Thresholds and You Have Not Complied with Any of Your Mandatory Voting Rights Notifications Pursuant to the German Securities Trading Act (wphg). for Questions in This Regard Please Contact Your Client Service Representative for Clarification. If You Do Not Have Any Indication Regarding Such Conflict of Interest, Or Another Exclusion from Voting, Please Submit Your Vote As Usual
		Non-Voting		Non-Voting
11
Information on Counter Proposals Can be Found Directly on the Issuer's Website (please Refer to the Material Url Section of the Application). If You Wish to Act on These Items, You Will Need to Request A Meeting Attend and Vote Your Shares Directly at the Company's Meeting. Counter Proposals Cannot be Reflected on the Ballot on Proxyedge
		Non-Voting		Non-Voting

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

12
From 10th February, Broadridge Will Code All Agendas for German Meetings in English Only. If You Wish to See the Agenda in German, This Will be Made Available As A Link Under the 'material Url' Dropdown at the Top of the Ballot. the German Agendas for Any Existing Or Past Meetings Will Remain in Place. for Further Information, Please Contact Your Client Service Representative
		Non-Voting	Non-Voting
13	Receive Financial Statements and Statutory Reports for Fiscal Year 2020	Non-Voting	Non-Voting
SEMBCORP INDUSTRIES LTD
Security ID: Y79711159
Ticker: SCI
Meeting Date: 22-Apr-21
1.1	To Re-elect Dr Josephine Kwa Lay Keng	Management	For	Voted - For
1.2	To Re-elect Wong Kim Yin	Management	For	Voted - For
1.3	To Re-elect Lim Ming Yan	Management	For	Voted - Against
2	To Adopt the Directors' Statement and Audited Financial Statements	Management	For	Voted - For
3	To Declare A Final Ordinary One-tier Tax Exempt Dividend of 4 Cents Per Share for the Year Ended December 31, 2020	Management	For	Voted - For
4	To Approve Directors' Fees for the Year Ending December 31, 2021	Management	For	Voted - For
5	To Re-appoint KPMG LLP As Auditors and to Authorise the Directors to Fix Their Remuneration	Management	For	Voted - Against
6	To Approve the Proposed Renewal of the Share Issue Mandate	Management	For	Voted - Against
7	To Authorise the Directors to Grant Awards and Issue Shares Under the Sembcorp Industries Share Plans	Management	For	Voted - For
8	To Approve the Proposed Renewal of the Ipt Mandate	Management	For	Voted - Against
9	To Approve the Proposed Renewal of the Share Purchase Mandate	Management	For	Voted - For
10	Listing Rule 210(5)(d)(iii)(a) Approval for Ang Kong Hua As Independent Director	Management	For	Voted - For
11	Listing Rule 210(5)(d)(iii)(b) Approval for Ang Kong Hua As Independent Director	Management	For	Voted - For
12	Listing Rule 210(5)(d)(iii)(a) Approval for Tham Kui Seng As Independent Director	Management	For	Voted - For
13	Listing Rule 210(5)(d)(iii)(b) Approval for Tham Kui Seng As Independent Director	Management	For	Voted - For

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

SPECTRIS PLC
Security ID: G8338K104
Ticker: SXS
Meeting Date: 14-May-21
1.1	To Re-elect Karim Bitar As A Non-executive Director of the Company	Management	For	Voted - For
1.2	To Re-elect Derek Harding As an Executive Director of the Company	Management	For	Voted - For
1.3	To Re-elect Andrew Heath As an Executive Director of the Company	Management	For	Voted - For
1.4	To Re-elect Ulf Quellmann As A Non-executive Director of the Company	Management	For	Voted - For
1.5	To Re-elect William Bill Seeger As A Non-executive Director of the Company	Management	For	Voted - For
1.6	To Re-elect Cathy Turner As A Non-executive Director of the Company	Management	For	Voted - For
1.7	To Re-elect Kjersti Wiklund As A Non-executive Director of the Company	Management	For	Voted - For
1.8	To Re-elect Mark Williamson As A Non-executive Director of the Company	Management	For	Voted - For
2	To Receive the Annual Report and Accounts of the Company for the Financial Year Ended 31 31 December 2020	Management	For	Voted - For
3	To Approve the Directors Remuneration Report Set Out on Pages 78 to 97 of the Annual Report and Accounts for the Year Ended 31 December 2020	Management	For	Voted - For
4	To Declare A Final Dividend of 46.5p Per Ordinary Share for the Financial Year Ended 31 December 2020 to be Paid on 30 June 2021	Management	For	Voted - For
5	To Re-appoint Deloitte LLP As Auditor of the Company	Management	For	Voted - For
6	To Authorise the Directors to Agree the Auditors Remuneration	Management	For	Voted - For
7	To Authorise the Directors to Allot Ordinary Shares	Management	For	Voted - Against
8	To Empower the Directors to Allot Ordinary Shares for Cash on A Non Pre-emptive Basis	Management	For	Voted - For
9	To Empower the Directors to Allot Ordinary Shares for Cash on A Non Pre-emptive Basis for Purposes of Acquisitions Or Capital Investments of Up to 5 Percent	Management	For	Voted - Against
10	To Authorise the Company to Make Market Purchases of Shares	Management	For	Voted - For
11	To Allow the Period of Notice for General Meetings of the Company Other Than Annual General Meetings to be Not Less Than 14 Clear Days Notice	Management	For	Voted - For
12	To Adopt New Articles of Association in Place of and in Substitution for the Existing Articles of Association	Management	For	Voted - For

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

TELEVISION BROADCASTS LTD
Security ID: Y85830126
Ticker: 511
Meeting Date: 26-May-21
1.1	To Elect the Retiring Director, Mr. Kenneth Hsu Kin to Fill the Office Vacated by Retiring Director Mr. Chen Wen Chi, Who is Not Seeking Re-election	Management	For	Voted - For
1.2	To Re-elect the Following Retiring Director: Mr. Thomas Hui To	Management	For	Voted - For
1.3	To Re-elect the Following Retiring Director: Mr. Anthony Lee Hsien Pin	Management	For	Voted - For
1.4	To Re-elect the Following Retiring Director: Dr. William Lo Wing Yan	Management	For	Voted - For
1.5	To Re-elect the Following Retiring Director: Dr. Allan Zeman	Management	For	Voted - Against
2	To Receive and Adopt the Audited Financial Statements, the Directors' Report and the Independent Auditor's Report of the Company for the Year Ended 31 December 2020	Management	For	Voted - Against
3	To Re-appoint PricewaterhouseCoopers As Auditor and Authorise Directors to Fix Its Remuneration	Management	For	Voted - For
4	To Grant A General Mandate to Directors to Issue 5% Additional Shares	Management	For	Voted - For
5	To Grant A General Mandate to Directors to Repurchase 5% Issued Shares	Management	For	Voted - For
6	To Extend the Authority Given to the Directors Under Resolution (5) to Shares Repurchased Under the Authority Given in Resolution (6)	Management	For	Voted - Against
7	To Extend the Book Close Period from 30 Days to 60 Days	Management	For	Voted - For
8
Please Note That the Company Notice and Proxy Form are Available by Clicking on the Url Links: Https://www1.hkexnews.hk/listedco/listconews/sehk/20 21/0420/2021042000567.pdf and Https://www1.hkexnews.hk/listedco/listconews/sehk/20 21/0420/2021042000595.pdf
		Non-Voting		Non-Voting
9	Please Note in the Hong Kong Market That A Vote of 'abstain' Will be Treated the Same As A 'take No Action' Vote	Non-Voting		Non-Voting
TGS-NOPEC GEOPHYSICAL COMPANY ASA
Security ID: R9138B102
Ticker: TGS
Meeting Date: 11-May-21
1.1	Elect Henry H. Hamilton (chair) As Director	Management	For	Voted - For
1.2	Elect Mark Leonard As Director	Management	For	Voted - For
1.3	Elect Wenche Agerup As Director	Management	For	Voted - For
1.4	Elect Irene Egset As Director	Management	For	Voted - For
1.5	Elect Christopher Geoffrey Finlayson As Director	Management	For	Voted - Against

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1.6	Elect Grethe Kristin Moen As Director	Management	For	Voted - For
1.7	Elect Svein Harald Oygard As Director	Management	For	Voted - For
1.8	Elect Christina Stray As Member of Nominating Committee	Management	For	Voted - For
1.9	Elect Glen Ole Rodland As Member of Nominating Committee	Management	For	Voted - For
2	Elect Chairman of Meeting; Designate Inspector(s) of Minutes of Meeting	Management	For	Voted - For
3	Approve Notice of Meeting and Agenda	Management	For	Voted - For
4	Accept Financial Statements and Statutory Reports	Management	For	Voted - For
5	Approve Remuneration of Auditors	Management	For	Voted - For
6	Change Company Name to Tgs Asa	Management	For	Voted - For
7	Amend Corporate Purpose	Management	For	Voted - For
8	Approve Remuneration of Directors	Management	For	Voted - For
9	Approve Remuneration of Nominating Committee	Management	For	Voted - For
10	Approve Remuneration Policy and Other Terms of Employment for Executive Management	Management	For	Voted - For
11	Approve Long Term Incentive Plan Consisting of Psus and Rsus	Management	For	Voted - For
12	Authorize Share Repurchase Program and Reissuance of Repurchased Shares	Management	For	Voted - For
13	Approve Nok 12,525 Reduction in Share Capital Via Share Cancellation	Management	For	Voted - For
14	Approve Creation of Pool of Capital Without Preemptive Rights	Management	For	Voted - Against
15	Authorize Board to Distribute Dividends	Management	For	Voted - For
16
Market Rules Require Disclosure of Beneficial Owner Information for All Voted Accounts. If an Account Has Multiple Beneficial Owners, You Will Need to Provide the Breakdown of Each Beneficial Owner Name, Address and Share Position to Your Client Service Representative. This Information is Required in Order for Your Vote to be Lodged
		Non-Voting		Non-Voting
17
Important Market Processing Requirement: Power of Attorney (poa) Requirements Vary by Custodian. Global Custodians May Have A Poa in Place Which Would Eliminate the Need for the Individual Beneficial Owner Poa. in the Absence of This Arrangement, an Individual Beneficial Owner Poa May be Required. If You Have Any Questions Please Contact Your Client Service Representative. Thank You
		Non-Voting		Non-Voting
18
Shares Held in an Omnibus/nominee Account Need to be Re-registered in the Beneficial Owners Name to be Allowed to Vote at Meetings. Shares Will be Temporarily Transferred to A Separate Account in the Beneficial Owner's Name on the Proxy Deadline and Transferred Back to the Omnibus/nominee Account the Day After the Meeting
		Non-Voting		Non-Voting
19	Please Note That Shareholder Details are Required to Vote at This Meeting. If No Shareholder Details are Provided, Your Instruction May Carry A Heightened Risk of Being Rejected. Thank You	Non-Voting		Non-Voting

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

20
22 Apr 2021: Please Note That If You Hold Crest Depository Interests (cdis) and Participate at This Meeting, You (or Your Crest Sponsored Member/custodian) Will be Required to Instruct A Transfer of the Relevant Cdis to the Escrow Account Specified in the Associated Corporate Event in the Crest System. This Transfer Will Need to be Completed by the Specified Crest System Deadline. Once This Transfer Has Settled, the Cdis Will be Blocked in the Crest System. the Cdis Will be Released from Escrow As Soon As Practicable on the Business Day Prior to Meeting Date Unless Otherwise Specified. in Order for A Vote to be Accepted, the Voted Position Must be Blocked in the Required Escrow Account in the Crest System. by Voting on This Meeting, Your Crest Sponsored Member/custodian May Use Your Vote Instruction As the Authorization to Take the Necessary Action Which Will Include Transferring Your Instructed Position to Escrow. Please Contact Your Crest Sponsored Member/custodian Directly for Further Information on the Custody Process and Whether Or Not They Require Separate Instructions from You
		Non-Voting	Non-Voting
21
22 Apr 2021: Please Note That This is A Revision Due to Addition of Comment. If You Have Already Sent in Your Votes, Please Do Not Vote Again Unless You Decide to Amend Your Original Instructions. Thank You
		Non-Voting	Non-Voting
22	Open Meeting; Registration of Attending Shareholders and Proxies	Non-Voting	Non-Voting
23	Discuss Company's Corporate Governance Statement	Non-Voting	Non-Voting
THE SWATCH GROUP AG
Security ID: H83949141
Ticker: UHR
Meeting Date: 11-May-21
1.1	Re-election of the Member of the Board of Directors: Mrs. Nayla Hayek	Management	For	Voted - Against
1.2	Re-election of the Member of the Board of Directors: Mr. Ernst Tanner	Management	For	Voted - Against
1.3	Re-election of the Member of the Board of Directors: Mrs. Daniela Aeschlimann	Management	For	Voted - Against
1.4	Re-election of the Member of the Board of Directors: Mr. Georges N. Hayek	Management	For	Voted - Against
1.5	Re-election of the Member of the Board of Directors: Mr. Claude Nicollier	Management	For	Voted - Against
1.6	Re-election of the Member of the Board of Directors: Mr. Jean-pierre Roth	Management	For	Voted - Against
1.7	Re-election of the Member of the Board of Directors: Mrs. Nayla Hayek As Chair of the Board of Directors	Management	For	Voted - Against

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1.8	Re-election to the Compensation Committee: Mrs. Nayla Hayek	Management	For	Voted - Against
1.9	Re-election to the Compensation Committee: Mr. Ernst Tanner	Management	For	Voted - Against
1.10	Re-election to the Compensation Committee: Mrs. Daniela Aeschlimann	Management	For	Voted - Against
1.11	Re-election to the Compensation Committee: Mr. Georges N. Hayek	Management	For	Voted - Against
1.12	Re-election to the Compensation Committee: Mr. Claude Nicollier	Management	For	Voted - Against
1.13	Re-election to the Compensation Committee: Mr. Jean-pierre Roth	Management	For	Voted - Against
2	Approval of the Annual Report 2020	Management	For	Voted - For
3	Discharge of the Board of Directors and the Group Management Board	Management	For	Voted - For
4	Resolution for the Appropriation of the Available Earnings	Management	For	Voted - For
5	Approval of Compensation: Approval of Fixed Compensation for Functions of the Board of Directors	Management	For	Voted - For
6	Approval of Compensation: Approval of Fixed Compensation for Executive Functions of the Members of the Board of Directors	Management	For	Voted - For
7	Approval of Compensation: Approval of Fixed Compensation of the Members of the Executive Group Management Board and of the Extended Group Management Board for the Business Year 2021	Management	For	Voted - For
8	Approval of Compensation: Approval of Variable Compensation of the Executive Members of the Board of Directors for the Business Year 2020	Management	For	Voted - Against
9	Approval of Compensation: Approval of Variable Compensation of the Members of the Executive Group Management Board and of the Extended Group Management Board for the Business Year 2020	Management	For	Voted - Against
10	Election of the Independent Representative: Mr Bernhard Lehmann, P.o.box, Ch-8032 Zurich	Management	For	Voted - For
11	Election of the Statutory Auditors: PricewaterhouseCoopers Ltd	Management	For	Voted - Against
12	Change of Articles of Association: Article 12, Articel 13	Management	For	Voted - Against
13	Please Note That Beneficial Owner Details are Required for This Meeting. If No Beneficial Owner Details are Provided, Your Instruction May be Rejected. Thank You.	Non-Voting		Non-Voting
14
Please Note That This is an Amendment to Meeting Id 516703 Due to Received Resolution 1 is Single Voting Item. All Votes Received on the Previous Meeting Will be Disregarded and You Will Need to Reinstruct on This Meeting Notice. Thank You.
		Non-Voting		Non-Voting

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

TOTALENERGIES SE
Security ID: F92124100
Ticker: TTEL
Meeting Date: 28-May-21
1	Approval of the Corporate Financial Statements for the Financial Year Ended 31 December 2020	Management	For	Voted - For
2	Approval of the Consolidated Financial Statements for the Financial Year Ended 31 December 2020	Management	For	Voted - For
3	Allocation of Income and Setting of the Dividend for the Financial Year Ended 31 December 2020	Management	For	Voted - For
4	Authorisation Granted to the Board of Directors, for A Period of Eighteen Months, in Order to Trade in the Company's Shares	Management	For	Voted - Against
5	Agreements Referred to in Articles L. 225-38 and Following of the French Commercial Code	Management	For	Voted - For
6	Renewal of the Term of Office of Mr. Patrick Pouyanne As Director	Management	For	Voted - For
7	Renewal of the Term of Office of Mrs. Anne-marie Idrac As Director	Management	For	Voted - Against
8	Appointment of Mr. Jacques Aschenbroich As Director	Management	For	Voted - For
9	Appointment of Mr. Glenn Hubbard As Director	Management	For	Voted - For
10	Approval of the Information Relating to the Remuneration of Corporate Officers Mentioned in Section I of Article L. 22-10-9 of the French Commercial Code	Management	For	Voted - For
11	Approval of the Remuneration Policy for Directors	Management	For	Voted - For
12
Approval of the Fixed, Variable and Exceptional Elements Making Up the Total Remuneration and Benefits of Any Kind Paid During the Financial Year 2020 Or Awarded in Respect of This Financial Year to Mr. Patrick Pouyanne, Chairman and Chief Executive Officer
		Management	For	Voted - For
13	Approval of the Remuneration Policy for the Chairman and Chief Executive Officer	Management	For	Voted - Against
14	Opinion on the Company's Ambition in Terms of Sustainable Development and Energy Transition Towards Carbon Neutrality and Its Objectives in This Area by 2030	Management	For	Voted - For
15	Amendment of the Corporate Name to Totalenergies Se and to Article 2 of the By-laws	Management	For	Voted - For
16
Authorisation Granted to the Board of Directors, for A Period of Thirty-eight Months, in Order to Proceed with Free Allocations of Existing Shares of the Company Or Shares to be Issued to Employees and Executive Corporate Officers of the Group, Or to Some of Them, Entailing the Waiver by the Shareholders of Their Pre-emptive Subscription Right to the Shares to be Issued
		Management	For	Voted - Against
17
Delegation of Authority Granted to the Board of Directors, for A Period of Twenty-six Months, in Order to Proceed, Under the Conditions Provided for by Articles L. 3332-18 and Following of the French Labour Code, with Capital Increases, with Cancellation of the Shareholders' Pre-emptive Subscription Right, Reserved for Members of A Company Or Group Savings Plan
		Management	For	Voted - For

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

18
The Following Applies to Shareholders That Do Not Hold Shares Directly with A French Custodian: Proxy Cards: Voting Instructions Will be Forwarded to the Global Custodians on the Vote Deadline Date. in Capacity As Registered Intermediary, the Global Custodians Will Sign the Proxy Cards and Forward Them to the Local Custodian. If You Request More Information, Please Contact Your Client Representative
	Non-Voting	Non-Voting
19
Following Changes in the Format of Proxy Cards for French Meetings, Abstain is Now A Valid Voting Option. for Any Additional Items Raised at the Meeting the Voting Option Will Default to 'against', Or for Positions Where the Proxy Card is Not Completed by Broadridge, to the Preference of Your Custodian
	Non-Voting	Non-Voting
20
07 Apr 2021: Please Note That If You Hold Crest Depository Interests (cdis) and Participate at This Meeting, You (or Your Crest Sponsored Member/custodian) Will be Required to Instruct A Transfer of the Relevant Cdis to the Escrow Account Specified in the Associated Corporate Event in the Crest System. This Transfer Will Need to be Completed by the Specified Crest System Deadline. Once This Transfer Has Settled, the Cdis Will be Blocked in the Crest System. the Cdis Will be Released from Escrow As Soon As Practicable on the Business Day Prior to Meeting Date Unless Otherwise Specified. in Order for A Vote to be Accepted, the Voted Position Must be Blocked in the Required Escrow Account in the Crest System. by Voting on This Meeting, Your Crest Sponsored Member/custodian May Use Your Vote Instruction As the Authorization to Take the Necessary Action Which Will Include Transferring Your Instructed Position to Escrow. Please Contact Your Crest Sponsored Member/custodian Directly for Further Information on the Custody Process and Whether Or Not They Require Separate Instructions from You and Please Note That Shareholder Details are Required to Vote at This Meeting. If No Shareholder Details are Provided, Your Instruction May Carry A Heightened Risk of Being Rejected. Thank You
	Non-Voting	Non-Voting
21
Please Note That Due to the Current Covid19 Crisis and in Accordance with the Provisions Adopted by the French Government Under Law No. 2020-1379 of November 14, 2020, Extended and Modified by Law No 2020-1614 of December 18, 2020 the General Meeting Will Take Place Behind Closed Doors Without the Physical Presence of the Shareholders. to Comply with These Laws, Please Do Not Submit Any Requests to Attend the Meeting in Person. Should This Situation Change, the Company Encourages All Shareholders to Regularly Consult the Company Website
	Non-Voting	Non-Voting

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

22
Intermediary Clients Only - Please Note That If You are Classified As an Intermediary Client Under the Shareholder Rights Directive II, You Should be Providing the Underlying Shareholder Information at the Vote Instruction Level. If You are Unsure on How to Provide This Level of Data to Broadridge Outside of Proxyedge, Please Speak to Your Dedicated Client Service Representative for Assistance
	Non-Voting	Non-Voting
23
07 May 2021: Please Note That Important Additional Meeting Information is Available by Clicking on the Material Url Link: Https://www.journal-officiel.gouv.fr/balo/document/2 02103312100724-39 and Https://www.journal-officiel.gouv.fr/balo/document/2 02105072101494-55 Please Note That This is A Revision Due to Change in Numbering of Resolutions and Modification of the Text in Comment and Due to Receipt of Updated Balo Link. If You Have Already Sent in Your Votes, Please Do Not Vote Again Unless You Decide to Amend Your Original Instructions. Thank You.
	Non-Voting	Non-Voting
TOYOTA MOTOR CORPORATION
Security ID: J92676113
Ticker: TYT
Meeting Date: 16-Jun-21
1	Appoint A Director Uchiyamada, Takeshi	Management	For	Voted - For
2	Appoint A Director Hayakawa, Shigeru	Management	For	Voted - For
3	Appoint A Director Toyoda, Akio	Management	For	Voted - For
4	Appoint A Director Kobayashi, Koji	Management	For	Voted - For
5	Appoint A Director James Kuffner	Management	For	Voted - For
6	Appoint A Director Kon, Kenta	Management	For	Voted - For
7	Appoint A Director Sugawara, Ikuro	Management	For	Voted - For
8	Appoint A Director Sir Philip Craven	Management	For	Voted - For
9	Appoint A Director Kudo, Teiko	Management	For	Voted - For
10	Amend Articles To: Eliminate the Articles Related to Class Shares	Management	For	Voted - For
11	Please Reference Meeting Materials.	Non-Voting		Non-Voting
12	Appoint A Substitute Corporate Auditor Sakai, Ryuji	Management	For	Voted - For

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

TRAVIS PERKINS PLC
Security ID: G90202105
Ticker: TPK
Meeting Date: 27-Apr-21
1.1	To Elect Jasmine Whitbread As A Director of the Company	Management	For	Voted - For
1.2	To Re-elect Marianne Culver As A Director of the Company	Management	For	Voted - For
1.3	To Re-elect Blair Illingworth As A Director of the Company	Management	For	Voted - For
1.4	To Re-elect Coline Mcconville As A Director of the Company	Management	For	Voted - For
1.5	To Re-elect Pete Redfern As A Director of the Company	Management	For	Voted - For
1.6	To Re-elect Nick Roberts As A Director of the Company	Management	For	Voted - For
1.7	To Re-elect John Rogers As A Director of the Company	Management	For	Voted - For
1.8	To Re-elect Alan Williams As A Director of the Company	Management	For	Voted - For
2	To Receive the Annual Report and Accounts	Management	For	Voted - For
3	To Approve the Directors' Remuneration Report	Management	For	Voted - For
4	To Approve the Directors' Remuneration Policy	Management	For	Voted - For
5	To Reappoint KPMG LLP As the Auditor	Management	For	Voted - For
6	To Authorise the Auditor's Remuneration	Management	For	Voted - For
7	To Authorise the Directors to Allot Securities	Management	For	Voted - Against
8	To Authorise the Directors to Allot Securities Free from Pre-emption Rights	Management	For	Voted - For
9	To Authorise the Directors to Allot Securities Free from Pre-emption Rights in Limited Circumstances	Management	For	Voted - Against
10	To Authorise the Company to Purchase Its Own Shares	Management	For	Voted - For
11	To Adopt New Articles of Association	Management	For	Voted - For
12	To Call A General Meeting on 14 Days' Notice	Management	For	Voted - For
13	To Approve the Travis Perkins UK and International Sharesave Schemes	Management	For	Voted - For
14	To Approve the Travis Perkins Restricted Share Plan	Management	For	Voted - For
15	Approve Demerger of the Wickes Group from the Travis Perkins Group to be Implemented Through the Demerger Dividend	Management	For	Voted - For
16	Approve Share Consolidation	Management	For	Voted - For
17	Approve Deferred Annual Bonus Plan, Long Term Incentive Plan, Share Incentive Plan and Savings Related Share Option Scheme	Management	For	Voted - Against
UNITED OVERSEAS BANK LTD
Security ID: Y9T10P105
Ticker: UOB
Meeting Date: 30-Apr-21
1.1	Re-election (mr Wong Kan Seng)	Management	For	Voted - For

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1.2	Re-election (mr Alvin Yeo Khirn Hai)	Management	For	Voted - For
1.3	Re-election (dr Chia Tai Tee)	Management	For	Voted - For
2	Audited Financial Statements, Directors' Statement and Auditor's Report	Management	For	Voted - For
3	Final Dividend: 39 Cents (2019: 55 Cents) Per Ordinary Share	Management	For	Voted - For
4	Directors' Fees	Management	For	Voted - For
5	Auditor and Its Remuneration: Ernst & Young LLP	Management	For	Voted - Against
6	Authority to Issue Ordinary Shares	Management	For	Voted - Against
7	Authority to Issue Ordinary Shares Pursuant to the Uob Scrip Dividend Scheme	Management	For	Voted - For
8	Renewal of Share Purchase Mandate	Management	For	Voted - For
VENTURE CORPORATION LTD
Security ID: Y9361F111
Ticker: VEM
Meeting Date: 29-Apr-21
1.1	Re-election of Mr Goon Kok Loon As A Director	Management	For	Voted - Against
1.2	Re-election of Mr Wong Yew Meng As A Director	Management	For	Voted - Against
1.3	Re-election of Ms Kay Kuok Oon Kwong As A Director	Management	For	Voted - For
1.4	Re-election of Mrs Wong-yeo Siew Eng As A Director	Management	For	Voted - For
2	Director's Statement and Audited Financial Statements for the Year Ended 31 December 2020 and the Auditor's Report Thereon	Management	For	Voted - For
3	Payment of Proposed Final One-tier Tax-exempt Dividend	Management	For	Voted - For
4	Approval of Directors' Fees Amounting to Sgd 863,143	Management	For	Voted - For
5	Re-appointment of Deloitte & Touche LLP As Auditor	Management	For	Voted - For
6	Authority to Allot and Issue Shares	Management	For	Voted - Against
7	Authority to Offer and Grant Options and to Allot and Issue Shares Pursuant to the Exercise of Options Granted Not Exceeding 0.4% of the Total Number of Issued Shares	Management	For	Voted - Against
8	Renewal of the Share Purchase Mandate	Management	For	Voted - Against
9	Proposed Adoption of the Venture Corporation Restricted Share Plan 2021	Management	For	Voted - Against
WEIR GROUP PLC (THE)
Security ID: G95248137
Ticker: WEIR
Meeting Date: 29-Apr-21
1.1	Elect Ben Magara As Director	Management	For	Voted - For
1.2	Elect Srinivasan Venkatakrishnan As Director	Management	For	Voted - For
1.3	Re-elect Charles Berry As Director	Management	For	Voted - For
1.4	Re-elect Jon Stanton As Director	Management	For	Voted - For
1.5	Re-elect John Heasley As Director	Management	For	Voted - For
1.6	Re-elect Barbara Jeremiah As Director	Management	For	Voted - For

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1.7	Re-elect Clare Chapman As Director	Management	For	Voted - For
1.8	Re-elect Engelbert Haan As Director	Management	For	Voted - For
1.9	Re-elect Mary Jo Jacobi As Director	Management	For	Voted - For
1.10	Re-elect Sir Jim Mcdonald As Director	Management	For	Voted - For
1.11	Re-elect Stephen Young As Director	Management	For	Voted - For
2	Accept Financial Statements and Statutory Reports	Management	For	Voted - For
3	Approve Remuneration Report	Management	For	Voted - For
4	Approve Remuneration Policy	Management	For	Voted - For
5	Re-appoint PricewaterhouseCoopers LLP As Auditors	Management	For	Voted - For
6	Authorise the Audit Committee to Fix Remuneration of Auditors	Management	For	Voted - For
7	Authorise Issue of Equity	Management	For	Voted - Against
8	Authorise Issue of Equity Without Pre-emptive Rights	Management	For	Voted - Against
9	Authorise Issue of Equity Without Pre-emptive Rights in Connection with an Acquisition Or Other Capital Investment	Management	For	Voted - Against
10	Authorise Market Purchase of Ordinary Shares	Management	For	Voted - For
11	Authorise the Company to Call General Meeting with Two Weeks' Notice	Management	For	Voted - Against
XINYI GLASS HOLDINGS LTD
Security ID: G9828G108
Ticker: 868
Meeting Date: 28-May-21
1.1	To Re-elect Mr. Tung Ching Bor As an Executive Director	Management	For	Voted - For
1.2	To Re-elect Mr. Sze Nang Sze As A Non-executive Director	Management	For	Voted - For
1.3	To Re-elect Mr. Ng Ngan Ho As A Non-executive Director	Management	For	Voted - For
1.4	To Re-elect Mr. Wong Ying Wai, G.b.s., J.p. As an Independent Non-executive Director	Management	For	Voted - For
1.5	To Re-elect Dr. Tran Chuen Wah, John As an Independent Non-executive Director	Management	For	Voted - For
2
To Receive and Consider the Audited Financial Statements and Report of the Directors of the Company (the "director(s)") and the Auditors of the Company (the "auditors") for the Financial Year Ended 31 December 2020
		Management	For	Voted - For
3	To Declare A Final Dividend of 62.0 Hk Cents Per Share for the Year Ended 31 December 2020	Management	For	Voted - For
4	To Authorise the Board (the "board") of Directors to Determine the Remuneration of the Directors	Management	For	Voted - For
5	To Re-appoint the Auditors and to Authorise the Board to Fix Their Remuneration	Management	For	Voted - For
6	To Grant an Unconditional General Mandate to the Directors to Repurchase Shares	Management	For	Voted - For
7	To Grant an Unconditional General Mandate to the Directors to Allot and Issue Shares	Management	For	Voted - Against

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

8	To Extend the General Mandate Granted to the Directors to Issue Shares by the Shares Repurchased	Management	For	Voted - Against
9
Please Note That the Company Notice and Proxy Form are Available by Clicking on the Url Links: Https://www1.hkexnews.hk/listedco/listconews/sehk/20 21/0422/2021042200525.pdf and Https://www1.hkexnews.hk/listedco/listconews/sehk/20 21/0422/2021042200483.pdf
		Non-Voting		Non-Voting
10	Please Note That Shareholders are Allowed to Vote 'in Favor' Or 'against' for All Resolutions, Abstain is Not A Voting Option on This Meeting	Non-Voting		Non-Voting
YARA INTERNATIONAL ASA
Security ID: R9900C106
Ticker: YAR
Meeting Date: 06-May-21
1	Open Meeting Approve Notice of Meeting and Agenda	Management	For	Voted - For
2	Elect Chairman of Meeting Designate Inspector(s) of Minutes of Meeting	Management	For	Voted - For
3	Accept Financial Statements and Statutory Reports Approve Allocation of Income and Dividends of Nok 20.00 Per Share	Management	For	Voted - For
4	Approve Remuneration Policy and Other Terms of Employment for Executive Management	Management	For	Voted - Against
5	Approve Company's Corporate Governance Statement	Management	For	Voted - For
6	Approve Remuneration of Auditors	Management	For	Voted - For
7	Approve Remuneration of Directors in the Amount of Nok 690 ,000 for the Chairman, Nok 412,000 for the Vice Chairman, and Nok 363 ,000 for the Other Directors Approve Committee Fees	Management	For	Voted - For
8	Approve Remuneration of Nominating Committee	Management	For	Voted - For
9	Approve Nok 22.8 Million Reduction in Share Capital Via Share Cancellation and Redemption	Management	For	Voted - For
10	Authorize Share Repurchase Program	Management	For	Voted - For
11	Amend Articles Re: Electronic General Meetings	Management	For	Voted - For
12
Market Rules Require Disclosure of Beneficial Owner Information for All Voted Accounts. If an Account Has Multiple Beneficial Owners, You Will Need to Provide the Breakdown of Each Beneficial Owner Name, Address and Share Position to Your Client Service Representative. This Information is Required in Order for Your Vote to be Lodged
		Non-Voting		Non-Voting
13
Important Market Processing Requirement: Power of Attorney (poa) Requirements Vary by Custodian. Global Custodians May Have A Poa in Place Which Would Eliminate the Need for the Individual Beneficial Owner Poa. in the Absence of This Arrangement, an Individual Beneficial Owner Poa May be Required. If You Have Any Questions Please Contact Your Client Service Representative. Thank You
		Non-Voting		Non-Voting

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

14
Shares Held in an Omnibus/nominee Account Need to be Re-registered in the Beneficial Owners Name to be Allowed to Vote at Meetings. Shares Will be Temporarily Transferred to A Separate Account in the Beneficial Owner's Name on the Proxy Deadline and Transferred Back to the Omnibus/nominee Account the Day After the Meeting
		Non-Voting	Non-Voting
15	Please Note That Shareholder Details are Required to Vote at This Meeting. If No Shareholder Details are Provided, Your Instruction May Carry A Heightened Risk of Being Rejected. Thank You	Non-Voting	Non-Voting
16
13 Apr 2021: Please Note That If You Hold Crest Depository Interests (cdis) and Participate at This Meeting, You (or Your Crest Sponsored Member/custodian) Will be Required to Instruct A Transfer of the Relevant Cdis to the Escrow Account Specified in the Associated Corporate Event in the Crest System. This Transfer Will Need to be Completed by the Specified Crest System Deadline. Once This Transfer Has Settled, the Cdis Will be Blocked in the Crest System. the Cdis Will be Released from Escrow As Soon As Practicable on the Business Day Prior to Meeting Date Unless Otherwise Specified. in Order for A Vote to be Accepted, the Voted Position Must be Blocked in the Required Escrow Account in the Crest System. by Voting on This Meeting, Your Crest Sponsored Member/custodian May Use Your Vote Instruction As the Authorization to Take the Necessary Action Which Will Include Transferring Your Instructed Position to Escrow. Please Contact Your Crest Sponsored Member/custodian Directly for Further Information on the Custody Process and Whether Or Not They Require Separate Instructions from You.
		Non-Voting	Non-Voting
17
13 Apr 2021: Please Note That This is A Revision Due to Addition of Comment. If You Have Already Sent in Your Votes, Please Do Not Vote Again Unless You Decide to Amend Your Original Instructions. Thank You
		Non-Voting	Non-Voting
YUE YUEN INDUSTRIAL (HOLDINGS) LTD
Security ID: G98803144
Ticker: 551
Meeting Date: 28-May-21
1.1	To Re-elect Chan Lu Min As an Executive Director	Management	For	Voted - Against
1.2	To Re-elect Lin Cheng-tien As an Executive Director	Management	For	Voted - Against
1.3	To Re-elect Hu Chia-ho As an Executive Director	Management	For	Voted - Against
1.4	To Re-elect Wong Hak Kun As an Independent Non-executive Director	Management	For	Voted - For
2	To Receive and Consider the Audited Financial Statements and the Reports of the Directors and Auditors for the Year Ended December 31, 2020	Management	For	Voted - For

Sprucegrove International Equity Master Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

3	To Authorize the Board of Directors of the Company to Fix the Remuneration of the Directors	Management	For	Voted - Against
4	To Re-appoint Deloitte Touche Tohmatsu As the Auditors of the Company and to Authorize the Board of Directors to Fix Their Remuneration	Management	For	Voted - Abstain
5
To Grant A General Mandate to the Directors to Issue, Allot and Deal with Additional Shares Not Exceeding 10% of the Number of the Shares of the Company in Issue As at the Date of Passing This Resolution
		Management	For	Voted - Against
6	To Grant A General Mandate to the Directors to Repurchase the Company's Own Shares Not Exceeding 10% of the Number of the Shares of the Company in Issue As at the Date of Passing This Resolution	Management	For	Voted - Against
7
To Extend the General Mandate to Issue, Allot and Deal with Additional Shares of the Company Under Resolution Number 4a to Include the Number of Shares Repurchased Pursuant to the General Mandate to Repurchase Shares Under Resolution Number 4b
		Management	For	Voted - Against
8
Please Note That the Company Notice and Proxy Form are Available by Clicking on the Url Links: Https://www1.hkexnews.hk/listedco/listconews/sehk/20 21/0422/2021042200825.pdf and Https://www1.hkexnews.hk/listedco/listconews/sehk/20 21/0422/2021042200863.pdf
		Non-Voting		Non-Voting
9	Please Note That Shareholders are Allowed to Vote 'in Favor' Or 'against' for All Resolutions, Abstain is Not A Voting Option on This Meeting	Non-Voting		Non-Voting

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund II

By:   /s/ Michael Beattie
Michael Beattie
President
Date: August 30, 2021